UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Annual Report

August 31, 2017

Georgia    •    Maryland    •     Missouri    •    North Carolina    •    Oregon

South Carolina    •    Virginia

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2017

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Georgia Municipal Income Fund	4
Maryland Municipal Income Fund	6
Missouri Municipal Income Fund	8
North Carolina Municipal Income Fund	10
Oregon Municipal Income Fund	12
South Carolina Municipal Income Fund	14
Virginia Municipal Income Fund	16

Endnotes and Additional Disclosures	18

Fund Expenses	19

Financial Statements	23

Report of Independent Registered Public Accounting Firm	94

Federal Tax Information	95

Board of Trustees’ Contract Approval	96

Management and Organization	100

Important Notices	103

Eaton Vance

Municipal Income Funds

August 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The fiscal year that began on September 1, 2016 played out as a tale of two markets. For the first three months of the period, interest rates rose and municipal bond prices declined. But from December 2016 through the end of the period on August 31, 2017, longer-term rates fell and municipals gained back some, but not all, of their previous losses.

As the period opened, municipal bonds were at the tail end of a rally fueled by mixed U.S. economic reports, ongoing Federal Reserve Board (the Fed) caution, and the United Kingdom’s June 2016 vote to leave the European Union. Falling government interest rates around the world had put many sovereign rates into negative territory, making U.S. Treasurys and municipal bonds look attractive by comparison. In opening months of the period, however, remarks by the European Central Bank, the Bank of Japan and the Fed seemed to indicate that rates might begin to rise sooner than markets had anticipated. As a result, municipal rates crept upward in September and October of 2016.

In November 2016, Donald Trump’s surprise win in the U.S. presidential election precipitated one of the largest municipal market declines in at least two decades. Rates rose, the yield curve steepened and bond prices fell as markets anticipated that decreasing regulation and lower tax rates under a Trump administration could lead to higher economic growth and inflation.

In December 2016, however, interest rates began to reverse direction — despite a Fed rate hike that month and two subsequent hikes in 2017 that put upward pressure on short-term rates. Mixed U.S. economic data, along with loss of confidence that the Trump administration could accomplish health care or tax reform, put downward pressure on long-term rates that would increase as the period wore on. As a result, municipal bonds rallied modestly in December 2016 and continued to stabilize during January and February 2017. From March through July, long-term rates drifted downward and the yield curve flattened. In the August, final month of the period, increasing geopolitical tension between the U.S. and North Korea led to a “flight to quality” that drove investors toward the perceived safety of U.S. Treasurys. As a result, rates declined further as Treasury prices rallied, and the municipal market rallied along with Treasurys.

For the 12-month period ended August 31, 2017, municipal market returns were relatively flat. The Bloomberg Barclays

Municipal Bond Index (the Index),2 a broad measure of the asset class, returned 0.88%, as total return generated from coupon payments was largely canceled out by price declines early in the fiscal year.

For the one-year period as a whole, rates rose throughout the yield curve for municipal AAA-rated7 issues. The greatest increases occurred at the long end of the curve, causing the curve to steepen for the one year period and longer-term bonds to underperform shorter-term issues. Across the curve, municipal bonds with maturities of 10 years or less outperformed comparable U.S. Treasurys, while 30-year municipals underperformed 30-year Treasurys.

Fund Performance

For the fiscal year ended August 31, 2017, all of the Funds’ Class A shares at net asset value (NAV) underperformed the 0.88% return of the Funds’ primary benchmark, the Index. Generally speaking, the Funds’ overall strategy is to normally invest primarily in municipal bonds with maturities of 10 years or more, in order to capture their typically higher yields and greater income stream relative to shorter-maturity municipal issues.

Management has the ability to hedge the Funds’ portfolios to various degrees against the potential risk of interest-rate volatility at the long end of the yield curve by using Treasury futures. As a risk management strategy, the hedging is intended to moderate performance on both the upside and the downside. So in a period when municipal and Treasury bonds generally declined in price, the hedging strategy mitigated a portion of that decline — and was thus a contributor to relative results versus the Index — for the Georgia, Maryland, Missouri and Oregon Funds. The North Carolina, South Carolina and Virginia Funds did not employ a hedging strategy during the period.

During the period, all Funds except the Georgia Fund sought to enhance tax-exempt income by entering, to a small degree, into residual interest bond transactions6 and investing the proceeds of such transactions in additional municipal securities, which creates leverage in a fund. Leverage has the effect of magnifying a fund’s exposure to its underlying investments in both up and down markets. During this period of relatively flat performance by municipal bonds, the additional income generated by the small amount of leverage deployed was a modest contributor to performance versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

August 31, 2017

Management’s Discussion of Fund Performance — continued

State-specific Results

Eaton Vance Georgia Municipal Income Fund’s Class A shares at NAV returned 0.19%, underperforming the 0.88% return of the Index. Significant detractors from results versus the Index included security selection in long-maturity bonds, with 22 years or more remaining to maturity; security selection in 4.00% to 4.99% coupon bonds; and security selection in industrial development revenue bonds. The major contributors to performance versus the Index included the Fund’s hedging strategy, as noted earlier; bonds in the Fund’s portfolio that were prerefunded, or escrowed, during the period; and an overweight, relative to the Index, in the strong-performing hospital sector.

Eaton Vance Maryland Municipal Income Fund’s Class A shares at NAV returned 0.72%, underperforming the 0.88% return of the Index. Security selection in the hospital sector, security selection in AAA-rated bonds, and security selection in general obligation (GO) bonds all detracted from performance versus the Index during the period. In contrast, the Fund’s hedging strategy; security selection in housing, which was the best performing sector in the Index during the period; and holdings that were prerefunded during the period all contributed to relative performance versus the Index.

Eaton Vance Missouri Municipal Income Fund’s Class A shares at NAV returned 0.17%, underperforming the 0.88% return of the Index. Detractors from performance versus the Index included security selection in bonds with 17 or more years remaining to maturity, security selection in 4.00% to 4.50% coupon bonds, and security selection in the education sector. Contributors to performance relative to the Index included the Fund’s hedging strategy; security selection in zero coupon bonds, which were the worst performing coupon structure in the Index during the period; and an overweight in insured Puerto Rico bonds. The Fund’s insured Puerto Rico holdings were insured by various municipal bond insurers. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period, including monetary default. As the period ended, Puerto Rico continued to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA) passed by the U.S. Congress.

Eaton Vance North Carolina Municipal Income Fund’s Class A shares at NAV returned -0.06%, underperforming the 0.88% return of the Index. Detractors from results versus the Index included security selection in state GO bonds, security selection in zero coupon bonds, and an overweight in prerefunded bonds. In contrast, performance versus the Index was helped by an overweight in insured Puerto Rico bonds, security selection in AAA-rated bonds, and security selection in local government (versus state) GO bonds.

Eaton Vance Oregon Municipal Income Fund’s Class A shares at NAV returned 0.38%, underperforming the 0.88% return of the Index. Detractors from performance relative to the Index included security selection in local government GO bonds, an overweight in prerefunded bonds, and security selection in the hospital sector. Performance versus the Index benefited from the Fund’s hedging strategy, an overweight and security selection in insured Puerto Rico bonds, and security selection in AAA-rated bonds.

Eaton Vance South Carolina Municipal Income Fund’s Class A shares at NAV returned 0.11%, underperforming the 0.88% return of the Index. Security selection in local government GO bonds, security selection in AAA-rated bonds, and an overweight in prerefunded bonds all detracted from results relative to the Index. In contrast, contributors to performance versus the Index included an overweight in insured Puerto Rico bonds, security selection in the electric utilities sector, and security selection in South Carolina bonds, which were the worst performing state bonds, as a group, in the Index.

Eaton Vance Virginia Municipal Income Fund’s Class A shares at NAV returned 0.66%, underperforming the 0.88% return of the Index. Detractors from relative results versus the Index included security selection in GO bonds, security selection in the water and sewer sector, and security selection in BBB-rated bonds. Contributors to performance relative to the Index included an overweight in insured Puerto Rico bonds, security selection in the transportation sector, and bonds in the Fund’s portfolio that were prerefunded during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Georgia Municipal Income Fund

August 31, 2017

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	0.19%	2.92%	3.45%
Class A with 4.75% Maximum Sales Charge	—	—	–4.55	1.93	2.94
Class B at NAV	12/23/1991	12/23/1991	–0.60	2.14	2.68
Class B with 5% Maximum Sales Charge	—	—	–5.46	1.78	2.68
Class C at NAV	04/25/2006	12/23/1991	–0.60	2.14	2.68
Class C with 1% Maximum Sales Charge	—	—	–1.57	2.14	2.68
Class I at NAV	03/03/2008	12/23/1991	0.28	3.10	3.67
Bloomberg Barclays Municipal Bond Index	—	—	0.88%	3.23%	4.72%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.60	4.02	5.53

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
		0.70%	1.46%	1.45%	0.50%

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.11%	2.35%	2.35%	3.32%
Taxable-Equivalent Distribution Rate		5.85	4.42	4.42	6.24
SEC 30-day Yield		1.45	0.78	0.78	1.73
Taxable-Equivalent SEC 30-day Yield		2.73	1.47	1.47	3.24

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2007	$13,032	N.A.
Class C	$10,000	08/31/2007	$13,033	N.A.
Class I	$250,000	08/31/2007	$358,469	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Georgia Municipal Income Fund

August 31, 2017

Fund Profile

Credit Quality (% of total investments)[7]

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Maryland Municipal Income Fund

August 31, 2017

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/10/1993	02/03/1992	0.72%	2.40%	3.64%
Class A with 4.75% Maximum Sales Charge	—	—	–4.11	1.41	3.14
Class B at NAV	02/03/1992	02/03/1992	0.07	1.65	2.88
Class B with 5% Maximum Sales Charge	—	—	–4.82	1.29	2.88
Class C at NAV	05/02/2006	02/03/1992	–0.04	1.63	2.88
Class C with 1% Maximum Sales Charge	—	—	–1.02	1.63	2.88
Class I at NAV	03/03/2008	02/03/1992	0.93	2.60	3.86
Bloomberg Barclays Municipal Bond Index	—	—	0.88%	3.23%	4.72%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.60	4.02	5.53

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.76%	1.51%	1.51%	0.56%
Net		0.74	1.49	1.49	0.54

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		2.76%	2.05%	2.00%	2.94%
Taxable-Equivalent Distribution Rate		5.17	3.84	3.75	5.51
SEC 30-day Yield		1.40	0.78	0.73	1.65
Taxable-Equivalent SEC 30-day Yield		2.63	1.46	1.37	3.09

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					2.26%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2007	$13,290	N.A.
Class C	$10,000	08/31/2007	$13,287	N.A.
Class I	$250,000	08/31/2007	$365,139	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Maryland Municipal Income Fund

August 31, 2017

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Missouri Municipal Income Fund

August 31, 2017

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	0.17%	2.96%	3.68%
Class A with 4.75% Maximum Sales Charge	—	—	–4.59	1.97	3.18
Class B at NAV	05/01/1992	05/01/1992	–0.54	2.20	2.92
Class B with 5% Maximum Sales Charge	—	—	–5.38	1.85	2.92
Class C at NAV	02/16/2006	05/01/1992	–0.64	2.18	2.90
Class C with 1% Maximum Sales Charge	—	—	–1.60	2.18	2.90
Class I at NAV	08/03/2010	05/01/1992	0.38	3.17	3.85
Bloomberg Barclays Municipal Bond Index	—	—	0.88%	3.23%	4.72%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.60	4.02	5.53

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.71%	1.46%	1.46%	0.51%
Net		0.70	1.45	1.45	0.50

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.46%	2.70%	2.70%	3.66%
Taxable-Equivalent Distribution Rate		6.50	5.07	5.07	6.88
SEC 30-day Yield		1.56	0.90	0.90	1.84
Taxable-Equivalent SEC 30-day Yield		2.94	1.68	1.69	3.45

% Total Leverage[6]
RIB Financing					1.30%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2007	$13,343	N.A.
Class C	$10,000	08/31/2007	$13,319	N.A.
Class I	$250,000	08/31/2007	$364,849	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Missouri Municipal Income Fund

August 31, 2017

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2017

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	10/23/1991	–0.06%	2.85%	4.14%
Class A with 4.75% Maximum Sales Charge	—	—	–4.82	1.86	3.63
Class B at NAV	10/23/1991	10/23/1991	–0.78	2.10	3.37
Class B with 5% Maximum Sales Charge	—	—	–5.62	1.75	3.37
Class C at NAV	05/02/2006	10/23/1991	–0.78	2.10	3.37
Class C with 1% Maximum Sales Charge	—	—	–1.75	2.10	3.37
Class I at NAV	03/03/2008	10/23/1991	0.15	3.06	4.35
Bloomberg Barclays Municipal Bond Index	—	—	0.88%	3.23%	4.72%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.60	4.02	5.53

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.77%	1.52%	1.52%	0.57%
Net		0.70	1.45	1.45	0.50

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.08%	2.32%	2.32%	3.29%
Taxable-Equivalent Distribution Rate		5.76	4.34	4.34	6.15
SEC 30-day Yield		1.22	0.54	0.54	1.48
Taxable-Equivalent SEC 30-day Yield		2.29	1.02	1.01	2.77

% Total Leverage[6]
RIB Financing					6.14%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2007	$13,928	N.A.
Class C	$10,000	08/31/2007	$13,927	N.A.
Class I	$250,000	08/31/2007	$382,935	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2017

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Oregon Municipal Income Fund

August 31, 2017

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/28/1993	12/24/1991	0.38%	2.01%	3.77%
Class A with 4.75% Maximum Sales Charge	—	—	–4.40	1.02	3.27
Class B at NAV	12/24/1991	12/24/1991	–0.30	1.28	3.00
Class B with 5% Maximum Sales Charge	—	—	–5.15	0.93	3.00
Class C at NAV	03/02/2006	12/24/1991	–0.30	1.28	3.00
Class C with 1% Maximum Sales Charge	—	—	–1.27	1.28	3.00
Class I at NAV	08/03/2010	12/24/1991	0.58	2.22	3.90
Bloomberg Barclays Municipal Bond Index	—	—	0.88%	3.23%	4.72%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.60	4.02	5.53

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.75%	1.50%	1.50%	0.55%
Net		0.70	1.45	1.45	0.50

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.48%	2.71%	2.60%	3.68%
Taxable-Equivalent Distribution Rate		6.82	5.31	5.10	7.22
SEC 30-day Yield		1.70	1.04	1.04	1.98
Taxable-Equivalent SEC 30-day Yield		3.33	2.03	2.03	3.88

% Total Leverage[6]
RIB Financing					5.26%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2007	$13,446	N.A.
Class C	$10,000	08/31/2007	$13,446	N.A.
Class I	$250,000	08/31/2007	$366,640	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

12

Eaton Vance

Oregon Municipal Income Fund

August 31, 2017

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

13

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2017

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	02/14/1994	10/02/1992	0.11%	2.91%	3.78%
Class A with 4.75% Maximum Sales Charge	—	—	–4.66	1.93	3.28
Class B at NAV	10/02/1992	10/02/1992	–0.67	2.15	3.00
Class B with 5% Maximum Sales Charge	—	—	–5.53	1.79	3.00
Class C at NAV	01/12/2006	10/02/1992	–0.57	2.15	3.01
Class C with 1% Maximum Sales Charge	—	—	–1.54	2.15	3.01
Class I at NAV	03/03/2008	10/02/1992	0.31	3.12	3.98
Bloomberg Barclays Municipal Bond Index	—	—	0.88%	3.23%	4.72%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.60	4.02	5.53

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.73%	1.48%	1.48%	0.53%
Net		0.69	1.44	1.44	0.49

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.00%	2.24%	2.24%	3.21%
Taxable-Equivalent Distribution Rate		5.70	4.26	4.26	6.10
SEC 30-day Yield		1.44	0.77	0.77	1.71
Taxable-Equivalent SEC 30-day Yield		2.74	1.47	1.47	3.26

% Total Leverage[6]
RIB Financing					6.20%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2007	$13,448	N.A.
Class C	$10,000	08/31/2007	$13,461	N.A.
Class I	$250,000	08/31/2007	$369,523	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

14

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2017

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

15

Eaton Vance

Virginia Municipal Income Fund

August 31, 2017

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/17/1993	07/26/1991	0.66%	2.71%	2.75%
Class A with 4.75% Maximum Sales Charge	—	—	–4.11	1.72	2.26
Class B at NAV	07/26/1991	07/26/1991	–0.13	1.94	1.98
Class B with 5% Maximum Sales Charge	—	—	–4.98	1.59	1.98
Class C at NAV	02/08/2006	07/26/1991	–0.13	1.94	1.98
Class C with 1% Maximum Sales Charge	—	—	–1.10	1.94	1.98
Class I at NAV	03/03/2008	07/26/1991	0.87	2.92	2.97
Bloomberg Barclays Municipal Bond Index	—	—	0.88%	3.23%	4.72%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	0.60	4.02	5.53

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.76%	1.51%	1.51%	0.56%
Net		0.71	1.46	1.46	0.51

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.35%	2.81%	2.75%	3.55%
Taxable-Equivalent Distribution Rate		6.28	5.27	5.16	6.65
SEC 30-day Yield		1.22	0.59	0.53	1.47
Taxable-Equivalent SEC 30-day Yield		2.29	1.11	0.99	2.76

% Total Leverage[6]
RIB Financing					3.95%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	08/31/2007	$12,168	N.A.
Class C	$10,000	08/31/2007	$12,170	N.A.
Class I	$250,000	08/31/2007	$335,018	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

16

Eaton Vance

Virginia Municipal Income Fund

August 31, 2017

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

17

Eaton Vance

Municipal Income Funds

August 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

18

Eaton Vance

Municipal Income Funds

August 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 – August 31, 2017).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period* (3/1/17 – 8/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,032.80	$3.48	0.68%
Class B	$1,000.00	$1,028.90	$7.31	1.43%
Class C	$1,000.00	$1,028.90	$7.31	1.43%
Class I	$1,000.00	$1,033.80	$2.46	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.47	0.68%
Class B	$1,000.00	$1,018.00	$7.27	1.43%
Class C	$1,000.00	$1,018.00	$7.27	1.43%
Class I	$1,000.00	$1,022.80	$2.45	0.48%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2017.

19

Eaton Vance

Municipal Income Funds

August 31, 2017

Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period* (3/1/17 – 8/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,026.90	$3.78	0.74%
Class B	$1,000.00	$1,024.20	$7.55	1.48%
Class C	$1,000.00	$1,023.10	$7.60	1.49%
Class I	$1,000.00	$1,027.90	$2.76	0.54%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.77	0.74%
Class B	$1,000.00	$1,017.70	$7.53	1.48%
Class C	$1,000.00	$1,017.70	$7.58	1.49%
Class I	$1,000.00	$1,022.50	$2.75	0.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2017.

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period* (3/1/17 – 8/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,029.50	$3.73	0.73%
Class B	$1,000.00	$1,026.40	$7.61	1.49%
Class C	$1,000.00	$1,025.40	$7.56	1.48%
Class I	$1,000.00	$1,030.50	$2.71	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.72	0.73%
Class B	$1,000.00	$1,017.70	$7.58	1.49%
Class C	$1,000.00	$1,017.70	$7.53	1.48%
Class I	$1,000.00	$1,022.50	$2.70	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2017.

20

Eaton Vance

Municipal Income Funds

August 31, 2017

Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period* (3/1/17 – 8/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,029.50	$4.09	0.80%
Class B	$1,000.00	$1,025.80	$7.91	1.55%
Class C	$1,000.00	$1,025.80	$7.91	1.55%
Class I	$1,000.00	$1,030.50	$3.07	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.08	0.80%
Class B	$1,000.00	$1,017.40	$7.88	1.55%
Class C	$1,000.00	$1,017.40	$7.88	1.55%
Class I	$1,000.00	$1,022.20	$3.06	0.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2017.

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period* (3/1/17 – 8/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,029.70	$3.99	0.78%
Class B	$1,000.00	$1,025.90	$7.81	1.53%
Class C	$1,000.00	$1,025.90	$7.81	1.53%
Class I	$1,000.00	$1,030.80	$2.97	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.97	0.78%
Class B	$1,000.00	$1,017.50	$7.78	1.53%
Class C	$1,000.00	$1,017.50	$7.78	1.53%
Class I	$1,000.00	$1,022.30	$2.96	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2017.

21

Eaton Vance

Municipal Income Funds

August 31, 2017

Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period* (3/1/17 – 8/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,030.70	$3.99	0.78%
Class B	$1,000.00	$1,026.00	$7.81	1.53%
Class C	$1,000.00	$1,027.00	$7.82	1.53%
Class I	$1,000.00	$1,031.80	$2.97	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.97	0.78%
Class B	$1,000.00	$1,017.50	$7.78	1.53%
Class C	$1,000.00	$1,017.50	$7.78	1.53%
Class I	$1,000.00	$1,022.30	$2.96	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2017.

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (3/1/17)	Ending Account Value (8/31/17)	Expenses Paid During Period* (3/1/17 – 8/31/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,024.60	$3.88	0.76%
Class B	$1,000.00	$1,020.20	$7.64	1.50%
Class C	$1,000.00	$1,021.30	$7.69	1.51%
Class I	$1,000.00	$1,025.60	$2.86	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.87	0.76%
Class B	$1,000.00	$1,017.60	$7.63	1.50%
Class C	$1,000.00	$1,017.60	$7.68	1.51%
Class I	$1,000.00	$1,022.40	$2.85	0.56%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2017.

22

Eaton Vance

Georgia Municipal Income Fund

August 31, 2017

Portfolio of Investments

Tax-Exempt Investments — 98.6%

Security	Principal Amount (000’s omitted)	Value

Education — 5.2%
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	$750	$858,398
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	850,365
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/31	245	296,261
Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,700	2,027,505

		$4,032,529

Electric Utilities — 1.3%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,013,560

		$1,013,560

Escrowed / Prerefunded — 8.1%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,032,072
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), Prerefunded to 2/15/20, 5.00%, 2/15/33	1,335	1,465,750
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), Prerefunded to 8/1/18, 5.625%, 8/1/34	675	704,923
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	205	226,515
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	220	243,700
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), Prerefunded to 7/1/18, 5.50%, 7/1/38	500	519,775
Lincoln County School District, Prerefunded to 4/1/19, 5.50%, 4/1/37	1,000	1,073,880
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,000	1,061,650

		$6,328,265

General Obligations — 20.6%
Cherokee County School System, 5.00%, 2/1/29	$1,000	$1,201,540
Columbia County, 5.00%, 4/1/23	450	541,746
Columbia County, 5.00%, 1/1/28	1,000	1,260,060
DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,245,230
Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,895,148
Forsyth County, 5.00%, 3/1/28	1,000	1,218,750

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/30	$750	$833,542
Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/31	290	320,047
Fulton County, 5.00%, 7/1/31	1,000	1,232,420
Georgia, 2.00%, 8/1/27	315	315,000
Georgia, 5.00%, 2/1/28	1,500	1,833,480
Jefferson City School District, Prerefunded to 2/1/21, 5.25%, 2/1/33	1,500	1,714,125
Valdosta School System, 5.00%, 2/1/28	1,000	1,220,410
Worth County School District, 5.00%, 12/1/37	235	281,274

		$16,112,772

Hospital — 14.9%
Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	$500	$603,135
Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	850	936,615
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	1,000	1,089,020
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,078,540
Fulton County Development Authority, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,754,055
Fulton County Development Authority, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,439,975
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	1,000	1,150,250
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	746,870
Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.625%, 8/1/34	75	77,546
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,057,280
Richmond County Hospital Authority, (University Health Services, Inc.), 5.00%, 1/1/31	1,000	1,170,220
Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	586,415

		$11,689,921

Industrial Development Revenue — 3.1%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,457,940

		$2,457,940

23	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 1.6%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,246,264

		$1,246,264

Insured – Electric Utilities — 5.5%
Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,136,910
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,248,312
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	1,037,565
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	583,561
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	318,258

		$4,324,606

Insured – Escrowed / Prerefunded — 5.1%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), Prerefunded to 4/1/20, 5.50%, 4/1/37	$1,750	$1,952,230
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	830	862,013
Georgia Higher Education Facilities Authority, (USG Real Estate Foundation I, LLC), (AGC), Prerefunded to 6/15/18, 5.625%, 6/15/38	170	176,557
Walton County, Water and Sewer Authority, (AGM), Prerefunded to 2/1/18, 5.00%, 2/1/33	1,000	1,017,870

		$4,008,670

Insured – General Obligations — 1.8%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,420,509

		$1,420,509

Insured – Lease Revenue / Certificates of Participation — 4.3%
East Point Building Authority, (Water And Sewer Project), (AGM), 5.00%, 2/1/35	$695	$817,633
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,326	1,458,693
Georgia Municipal Association, Inc., Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,064,160

		$3,340,486

Insured – Special Tax Revenue — 1.1%
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), Escrowed to Maturity, 6.25%, 7/1/20	$240	$261,907
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	602,127

		$864,034

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 4.0%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$543,830
DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,972,491
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	500	616,450

		$3,132,771

Lease Revenue / Certificates of Participation — 1.5%
Atlanta & Fulton County Recreation Authority, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$1,205,700

		$1,205,700

Other Revenue — 2.6%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$857,640
Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	1,000	1,193,690

		$2,051,330

Senior Living / Life Care — 1.5%
Gainesville and Hall County Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$572,535
Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	515	577,598

		$1,150,133

Special Tax Revenue — 3.9%
Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$890,543
Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/33	415	443,037
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	570	361,238
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	260	164,775
Unified Government of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,207,364

		$3,066,957

Transportation — 3.8%
Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,164,020
Atlanta, Airport Revenue, 5.00%, 1/1/35	750	809,235
Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	1,025,221

		$2,998,476

24	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 8.7%
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	$1,000	$1,182,230
Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	460,365
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/33	500	591,115
Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	296,280
Forsyth County Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,323,278
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,719,990
Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,202,140

		$6,775,398

Total Tax-Exempt Investments — 98.6% (identified cost $72,339,530)		$77,220,321

Other Assets, Less Liabilities — 1.4%		$1,124,626

Net Assets — 100.0%		$78,344,947

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2017, 23.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 10.6% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Dec-17	$(2,341,406)	$(11,630)

					$(11,630)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

25	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2017

Portfolio of Investments

Tax-Exempt Investments — 99.4%

Security	Principal Amount (000’s omitted)	Value

Education — 8.0%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,116,500
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	1,650	1,900,784
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,051,570
University System of Maryland, 4.00%, 4/1/34	1,000	1,096,710

		$5,165,564

Electric Utilities — 0.8%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$501,005

		$501,005

Escrowed / Prerefunded — 17.0%
Anne Arundel County, Water and Sewer Construction, Prerefunded to 4/1/18, 4.50%, 4/1/29	$1,140	$1,164,897
Baltimore County, (Metropolitan District), Prerefunded to 2/1/18, 5.00%, 2/1/31	2,000	2,035,420
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	547,926
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,000	2,216,540
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), Prerefunded to 1/1/18, 5.75%, 1/1/38	750	762,450
University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,626,766
Washington Metropolitan Area Transit Authority, Prerefunded to 7/1/19, 5.00%, 7/1/32	2,500	2,689,725

		$11,043,724

General Obligations — 16.1%
Anne Arundel County, 5.00%, 10/1/39	$680	$810,050
Baltimore, 4.00%, 10/15/25	1,350	1,508,531
Baltimore, 5.00%, 10/15/27	650	768,313
Howard County, 5.00%, 2/15/29	1,000	1,254,470
Maryland, 5.00%, 11/1/19	2,000	2,178,380
Maryland, Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,179,410
Montgomery County, 5.00%, 11/1/29	1,000	1,214,350
Montgomery County, (SPA: Wells Fargo Bank, N.A.), 0.78%, 6/1/26(1)	1,500	1,500,000

		$10,413,504

Security	Principal Amount (000’s omitted)	Value

Hospital — 14.1%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	$1,000	$1,047,620
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,135,060
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), 5.00%, 7/1/47	750	856,230
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,101,150
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/39	1,000	1,107,710
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,180,340
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), (LOC: TD Bank, N.A.), 0.83%, 7/1/41(1)	1,000	1,000,000
Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	1,500	1,720,605

		$9,148,715

Housing — 4.2%
Howard County Housing Commission, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,152,410
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/36	430	493,275
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,083,570

		$2,729,255

Industrial Development Revenue — 1.2%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$620	$621,376
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	135	135,378

		$756,754

Insured – Education — 1.3%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$760	$822,183

		$822,183

Insured – Escrowed / Prerefunded — 5.8%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,769,723

		$3,769,723

26	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 5.7%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$3,669,436

		$3,669,436

Insured – Housing — 0.1%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35	$75	$87,470

		$87,470

Insured – Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,305	$257,568

		$257,568

Insured – Transportation — 5.4%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,400	$1,447,474
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(2)	2,000	2,067,820

		$3,515,294

Insured – Water and Sewer — 2.0%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$575	$635,369
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	600	643,728

		$1,279,097

Other Revenue — 3.5%
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,290,740

		$2,290,740

Senior Living / Life Care — 3.0%
Howard County, (Vantage House), 5.00%, 4/1/26	$1,285	$1,375,618
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	563,855

		$1,939,473

Special Tax Revenue — 3.6%
Maryland Department of Transportation, Prerefunded to 2/15/18, 5.00%, 2/15/23	$1,000	$1,019,170
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,063,940
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	264,378

		$2,347,488

Security	Principal Amount (000’s omitted)	Value

Transportation — 7.2%
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	$1,000	$1,113,350
Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,101,150
Maryland Transportation Authority, 5.00%, 7/1/25	1,000	1,243,980
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/31	1,000	1,223,560

		$4,682,040

Total Tax-Exempt Investments — 99.4% (identified cost $61,230,431)		$64,419,033

Other Assets, Less Liabilities — 0.6%		$401,932

Net Assets — 100.0%		$64,820,965

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2017, 20.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.7% to 11.5% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2017.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guaranty Corp.
SPA	–	Standby Bond Purchase Agreement

27	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2017

Portfolio of Investments

Tax-Exempt Investments — 98.4%

Security	Principal Amount (000’s omitted)	Value

Education — 1.7%
Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	$1,000	$1,127,020

		$1,127,020

Electric Utilities — 3.6%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,143,670
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,170,500

		$2,314,170

Escrowed / Prerefunded — 11.3%
Curators of the University of Missouri System Facilities Revenue, Prerefunded to 11/1/17, 5.00%, 11/1/33	$2,000	$2,014,420
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	298,336
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	326,780
Kansas City, Tax Increment Revenue, (Maincor Project), Escrowed to Maturity, 5.25%, 3/1/18	195	198,721
Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	1,097,904
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), Prerefunded to 5/15/19, 5.625%, 5/15/39	830	896,226
Missouri Health and Educational Facilities Authority, (Washington University), Prerefunded to 3/15/18, 5.375%, 3/15/39(1)	1,275	1,306,658
Wentzville R-IV School District, Prerefunded to 3/1/19, 0.00%, 3/1/28	1,975	1,127,982

		$7,267,027

General Obligations — 21.2%
Columbia School District, 5.00%, 3/1/31	$1,000	$1,120,920
Hazelwood School District, 5.00%, 3/1/27	1,000	1,261,890
Independence School District, 5.00%, 3/1/30	1,000	1,096,170
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	205	224,715
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	795	871,153
Jefferson City School District, 5.00%, 3/1/36	1,000	1,177,800
Kansas City, 4.75%, 2/1/25	1,000	1,016,190
Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,138,830
Liberty Public School District No. 53, Clay County, 5.00%, 3/1/28	1,000	1,020,220

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Reorganized School District No. 7 of Jackson County, 5.00%, 3/1/28	$1,000	$1,020,220
Springfield School District No. R-12, 5.00%, 3/1/33	1,000	1,151,580
University City School District, 0.00%, 2/15/32	1,000	653,000
University City School District, 0.00%, 2/15/33	1,000	627,690
Wentzville R-IV School District, 0.00%, 3/1/27	965	762,176
Wentzville R-IV School District, 0.00%, 3/1/28	1,025	582,477

		$13,725,031

Hospital — 13.7%
Boone County, (Boone Hospital Center), 4.00%, 8/1/38	$1,000	$1,028,710
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	1,000	1,085,580
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,075,290
Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,149,350
Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	170	181,850
Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,096,370
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	1,575	1,678,651
Missouri Health and Educational Facilities Authority, (SSM Health Care), Prerefunded to 6/1/18, 5.00%, 6/1/36	1,000	1,031,510
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	543,920

		$8,871,231

Housing — 0.5%
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	$70	$72,400
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	220	232,934

		$305,334

Industrial Development Revenue — 3.0%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$1,905,704

		$1,905,704

Insured – Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$1,005,803
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	297,086

		$1,302,889

28	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 5.4%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,456,201

		$3,456,201

Insured – General Obligations — 3.4%
Puerto Rico, (AGM), 5.00%, 7/1/35	$1,000	$1,044,390
Saint Charles County, Francis Howell School District, (NPFG), 5.25%, 3/1/21	1,000	1,145,330

		$2,189,720

Insured – Hospital — 3.3%
Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,135,813

		$2,135,813

Insured – Lease Revenue / Certificates of Participation — 6.3%
Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$942,710
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	1,723,262
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,421,570

		$4,087,542

Insured – Special Tax Revenue — 6.9%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$3,019,086
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	682,142
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,725	735,203

		$4,436,431

Insured – Transportation — 3.8%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,060	$1,150,969
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,319,200

		$2,470,169

Senior Living / Life Care — 6.3%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$926,424
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	500	529,135

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/35	$1,000	$1,094,770
Saint Louis County Industrial Development Authority, (Friendship Village of West County), Series A, 5.50%, 9/1/28	1,000	1,001,330
Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	531,920

		$4,083,579

Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	$530	$335,888

		$335,888

Water and Sewer — 5.5%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,100	$1,158,278
Kansas City, Water Revenue, 5.25%, 12/1/32	1,165	1,225,067
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/30	1,000	1,166,500

		$3,549,845

Total Tax-Exempt Investments — 98.4% (identified cost $58,474,396)		$63,563,594

Other Assets, Less Liabilities — 1.6%		$1,028,976

Net Assets — 100.0%		$64,592,570

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2017, 31.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 17.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

29	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2017

Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	29	Short	Dec-17	$(3,682,547)	$(9,570)
U.S. Long Treasury Bond	6	Short	Dec-17	(936,563)	(4,652)

					$(14,222)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

30	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2017

Portfolio of Investments

Tax-Exempt Investments — 105.7%

Security	Principal Amount (000’s omitted)	Value

Education — 7.4%
Appalachian State University, 5.00%, 10/1/25	$400	$498,356
Appalachian State University, 5.00%, 10/1/26	225	279,193
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	365	424,028
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/44	2,000	2,370,080
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,318,684
University of North Carolina at Asheville, 5.00%, 6/1/33	25	29,496
University of North Carolina at Chapel Hill, (SPA: TD Bank, N.A.), 0.80%, 2/1/24(1)	1,500	1,500,000
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,430,537
University of North Carolina at Greensboro, 5.00%, 4/1/26	660	794,310
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,170,226

		$9,814,910

Electric Utilities — 3.3%
North Carolina Eastern Municipal Power Agency, Prerefunded to 1/1/19, 6.75%, 1/1/24	$2,000	$2,156,640
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	355	372,786
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/31	885	992,704
North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/19, 5.00%, 1/1/30	875	923,151

		$4,445,281

Escrowed / Prerefunded — 23.1%
Cabarrus County Certificates of Participation, Prerefunded to 6/1/18, 5.00%, 6/1/29	$1,550	$1,599,492
Cabarrus County Certificates of Participation, Prerefunded to 6/1/18, 5.25%, 6/1/28	1,400	1,447,320
Cape Fear Public Utility Authority, Water and Sewer System, Prerefunded to 8/1/18, 5.00%, 8/1/35	2,505	2,602,219
Cary, Combined Enterprise System Revenue, Prerefunded to 12/1/17, 5.00%, 12/1/33	2,000	2,021,280
Durham County Certificates of Participation, Prerefunded to 6/1/19, 5.00%, 6/1/31	1,000	1,071,830
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(2)	5,000	5,326,050
North Carolina Capital Facilities Finance Agency, (Wake Forest University), Prerefunded to 1/1/19, 5.00%, 1/1/38	2,450	2,585,166
North Carolina Medical Care Commission, (Duke University Health System), Series 2009A, Prerefunded to 6/1/19, 5.00%, 6/1/42	2,295	2,460,676
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/25	2,000	2,007,080

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/36	$305	$306,080
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,500	2,666,650
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	1,000	1,144,040
North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	1,000	1,113,140
Wake County, Prerefunded to 6/1/19, 5.00%, 6/1/36	1,000	1,072,380
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/34	1,000	1,071,830
Winston-Salem, Water and Sewer System, Prerefunded to 6/1/19, 5.00%, 6/1/39	2,000	2,143,660

		$30,638,893

General Obligations — 4.5%
Dare County Limited Obligation Bonds, 5.00%, 6/1/22	$175	$204,027
Forsyth County, 4.00%, 3/1/28	735	864,985
Greensboro, Series 2014, 5.00%, 2/1/27	650	779,967
Greensboro, Series 2016, 5.00%, 2/1/27	1,000	1,258,980
North Carolina, 5.00%, 6/1/22	500	590,215
Winston-Salem, 4.00%, 6/1/29	1,925	2,206,127

		$5,904,301

Hospital — 17.6%
Charlotte-Mecklenburg Hospital Authority, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 0.82%, 1/15/37(3)	$1,200	$1,200,000
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/30	250	300,027
New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/34	1,000	1,180,520
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	2,000	2,195,160
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/26	1,150	1,438,236
North Carolina Medical Care Commission, (Duke University Health System), Series 2012A, 5.00%, 6/1/42	1,250	1,395,625
North Carolina Medical Care Commission, (Mission Health System, Inc.), 5.00%, 10/1/31	1,650	1,999,222
North Carolina Medical Care Commission, (Mission Health System, Inc.), Prerefunded to 10/1/17, 5.00%, 10/1/36	520	521,862
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,423,547
North Carolina Medical Care Commission, (Novant Health Obligated Group), Series A, 4.75%, 11/1/43	1,000	1,068,060

31	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	$1,000	$1,164,440
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), Series A, 5.00%, 7/1/30	910	980,243
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,828,056
North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,307,560
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,303,240

		$23,305,798

Industrial Development Revenue — 0.6%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$823,845

		$823,845

Insured – Education — 0.0%(4)
University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$36,418

		$36,418

Insured – Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,740	$1,846,175
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	636,516

		$2,482,691

Insured – Escrowed / Prerefunded — 9.0%
Johnston Memorial Hospital Authority, (AGM), Prerefunded to 4/1/18, 5.25%, 10/1/36(2)	$6,560	$6,732,462
Monroe, Certificates of Participation, (AGC), Prerefunded to 3/1/19, 5.50%, 3/1/39	1,000	1,069,320
Monroe, Combined Enterprise System Revenue, (AGC), Prerefunded to 3/1/18, 5.00%, 3/1/33	1,950	1,991,828
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.375%, 1/1/26	1,000	1,059,720
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	535	559,364
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	120	125,465
University of North Carolina, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/33	360	376,394

		$11,914,553

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 0.2%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$305,164

		$305,164

Insured – Special Tax Revenue — 0.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$605,682

		$605,682

Insured – Transportation — 3.7%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$3,473,275
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,300	1,411,566

		$4,884,841

Lease Revenue / Certificates of Participation — 15.8%
Buncombe County, 5.00%, 6/1/29	$750	$897,540
Buncombe County, 5.00%, 6/1/31	1,000	1,192,000
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/29	1,000	1,214,650
Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/30	1,000	1,205,100
Davidson County Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,427,216
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,938,935
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,159,210
Mecklenburg County Public Facilities Corp., 5.00%, 2/1/27(5)	500	630,260
Mecklenburg County Public Facilities Corp., 5.00%, 2/1/28(5)	1,400	1,775,984
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,130,900
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,958,232
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,233,460
Raleigh Limited Obligation Bonds, 5.00%, 2/1/27	1,000	1,236,760
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,136,170
Wayne County, Limited Obligation Bonds, 5.00%, 6/1/27	250	314,683
Wayne County, Limited Obligation Bonds, 5.00%, 6/1/28	500	621,780
Winston-Salem, 5.00%, 6/1/27	750	906,390

		$20,979,270

Other Revenue — 2.4%
Burke County, Limited Obligation Bonds, 5.00%, 4/1/26	$275	$339,958
Burke County, Limited Obligation Bonds, 5.00%, 4/1/27	250	311,290
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,000	1,205,060
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,265,422

		$3,121,730

32	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 1.7%
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,290,800

		$2,290,800

Solid Waste — 0.8%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,127,990

		$1,127,990

Transportation — 5.1%
Charlotte Airport, 5.50%, 7/1/34	$535	$591,464
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,651,530
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,101,360
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,082,980
Raleigh-Durham Airport Authority, (AMT), 5.00%, 5/1/36	2,000	2,348,080

		$6,775,414

Water and Sewer — 8.1%
Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$887,452
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	305	371,649
Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	649,669
Cape Fear Public Utility Authority, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,683,811
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,072,000
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,750	1,932,105
Greensboro, Combined Enterprise System Revenue, 4.00%, 6/1/34	400	442,132
Jacksonville, Enterprise Systems Revenue, 5.00%, 5/1/25	250	307,255
Jacksonville, Enterprise Systems Revenue, 5.00%, 5/1/26	625	776,150
Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,192,090
Union County, Enterprise Systems Revenue, 4.00%, 6/1/30	1,200	1,363,488

		$10,677,801

Total Tax-Exempt Investments — 105.7% (identified cost $132,016,815)		$140,135,382

Other Assets, Less Liabilities — (5.7)%		$(7,579,987)

Net Assets — 100.0%		$132,555,395

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2017, 14.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 7.2% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2017.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2017.

(4)	Amount is less than 0.05%.

(5)	When-issued security.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.
SPA	–	Standby Bond Purchase Agreement

33	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2017

Portfolio of Investments

Tax-Exempt Investments — 105.0%

Security	Principal Amount (000’s omitted)	Value

Education — 8.2%
Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$569,245
Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,099,090
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,306,020
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,082,930
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	271,580
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	276,197
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,787,556
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	592,115
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	583,320
Oregon Facilities Authority, (Willamette University), 5.00%, 10/1/40	1,000	1,161,420

		$9,729,473

Electric Utilities — 1.2%
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	$1,250	$1,380,237

		$1,380,237

Escrowed / Prerefunded — 9.7%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), Prerefunded to 1/1/19, 8.25%, 1/1/38	$2,500	$2,738,700
Oregon Health and Science University, Prerefunded to 7/1/19, 5.75%, 7/1/39	2,000	2,175,560
Port of Portland, Portland International Airport, Prerefunded to 7/1/18, 5.00%, 7/1/29	4,000	4,140,920
Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,374,880

		$11,430,060

General Obligations — 32.6%
Central School District No. 13J, Polk, Marion and Benton Counties, 0.00%, 6/15/38	$750	$368,325
Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,208,660
David Douglas School District No. 40, Multnomah County, 0.00%, 6/15/24	1,640	1,444,004
Fern Ridge School District 28J, Lane and Douglas Counties, 4.00%, 6/15/24	1,055	1,225,488
Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, 6/15/25	575	713,391
Forest Grove School District No. 15, Washington County, 0.00%, 6/15/26	1,975	1,623,865
Greater Albany School District No. 8J, 5.00%, 6/15/30	500	620,775

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Gresham-Barlow School District No. 10Jt, 5.00%, 6/15/28	$1,000	$1,256,190
Klamath County School District, 5.00%, 6/15/29	1,155	1,359,262
Lake Oswego, 5.00%, 6/1/33	2,450	2,895,459
Medford, 5.00%, 7/15/32	545	634,821
Medford School District No. 549C, Jackson County, Prerefunded to 6/15/18, 5.00%, 6/15/33	2,000	2,066,740
North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,989,275
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	1,370	1,373,959
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/24	1,220	1,495,647
Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/28	1,000	1,188,010
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/28	1,000	737,530
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/30	700	475,748
Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/31	425	277,704
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,281,920
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	466,060
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,743,562
Portland, Limited Tax, (Sellwood Bridge Project), 5.00%, 6/1/23	1,240	1,496,891
Redmond, 5.00%, 6/1/28	605	703,724
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/25	460	392,573
Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,525,522
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/29	1,000	715,360
Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/30	1,215	836,236
Rogue Community College District, 4.00%, 6/15/31	500	555,915
Rogue Community College District, 5.00%, 6/15/25	650	806,442
Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	771,403
Springfield School District No. 19, Lane County, 5.00%, 6/15/29	1,000	1,210,400

		$38,460,861

Hospital — 7.7%
Astoria Hospital Facilities Authority, (Columbia Memorial Hospital), 5.00%, 8/1/41	$440	$485,910
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,466,533

34	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	$250	$291,690
Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,943,097
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,752,195
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	1,000	1,169,010

		$9,108,435

Housing — 3.9%
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	$4,430	$4,574,108

		$4,574,108

Insured – Electric Utilities — 3.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,106,383
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,928,415

		$4,034,798

Insured – Escrowed / Prerefunded — 1.9%
Beaverton School District, (AGC), Prerefunded to 6/1/19, 5.125%, 6/1/36	$715	$768,146
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), Prerefunded to 1/1/18, 5.375%, 1/1/35	1,415	1,436,098

		$2,204,244

Insured – General Obligations — 6.4%
Lebanon Community School District No. 9, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$5,233,280
Newport, (AGC), 0.00%, 6/1/28	1,000	738,550
Newport, (AGC), 0.00%, 6/1/29	1,225	867,447
West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	800	726,200

		$7,565,477

Insured – Hospital — 6.0%
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	$3,000	$3,303,030
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	4,135	3,752,264

		$7,055,294

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 3.2%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$12,100	$2,696,969
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	1,117,759

		$3,814,728

Insured – Transportation — 4.4%
Jackson County, Airport, (XLCA), Prerefunded to 12/1/17, 5.25%, 12/1/32	$315	$318,547
Jackson County, Airport, (XLCA), Prerefunded to 12/1/17, 5.25%, 12/1/37	1,685	1,703,973
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,240	1,252,822
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,800	1,954,476

		$5,229,818

Other Revenue — 8.7%
Metro, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$750	$919,065
Oregon Department of Administrative Services, Prerefunded to 4/1/19, 5.00%, 4/1/28(1)	8,740	9,313,519

		$10,232,584

Senior Living / Life Care — 1.1%
Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$456,886
Multnomah County Hospital Facilities Authority, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	838,830

		$1,295,716

Special Tax Revenue — 2.4%
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/24	$1,500	$1,858,155
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,525	966,469

		$2,824,624

Transportation — 2.6%
Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/29	$1,155	$1,391,359
Redmond, Airport Revenue, 5.50%, 6/1/24	215	229,654
Redmond, Airport Revenue, 5.75%, 6/1/27	200	214,132
Redmond, Airport Revenue, 6.00%, 6/1/34	550	588,968
Redmond, Airport Revenue, 6.25%, 6/1/39	600	644,220

		$3,068,333

35	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 1.6%
Clackamas River Water, 5.00%, 11/1/29	$100	$119,197
Eugene, Water Utility System Revenue, 5.00%, 8/1/28	450	555,160
Salem, Water and Sewer Revenue, 5.00%, 6/1/25	1,000	1,239,960

		$1,914,317

Total Tax-Exempt Investments — 105.0% (identified cost $115,335,641)		$123,923,107

Other Assets, Less Liabilities — (5.0)%		$(5,927,874)

Net Assets — 100.0%		$117,995,233

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2017, 24.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 11.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Dec-17	$(3,121,875)	$(15,506)

					$(15,506)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

36	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2017

Portfolio of Investments

Tax-Exempt Investments — 104.2%

Security	Principal Amount (000’s omitted)	Value

Education — 9.5%
Clemson University, 5.00%, 5/1/26	$2,000	$2,504,180
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	2,992,717
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	691,284
South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank N.A.), 0.83%, 10/1/39(1)	975	975,000
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,349,460
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,291,360
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	700,518

		$12,504,519

Electric Utilities — 2.9%
Piedmont Municipal Power Agency, 5.00%, 1/1/24	$250	$297,512
Piedmont Municipal Power Agency, 5.00%, 1/1/25	1,000	1,202,140
South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,286,180

		$3,785,832

Escrowed / Prerefunded — 14.7%
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	$1,000	$1,132,910
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	3,000	3,398,730
Columbia Waterworks and Sewer Revenue, Prerefunded to 2/1/20, 5.00%, 2/1/40	3,500	3,841,075
South Carolina Jobs-Economic Development Authority, (Kershaw County Medical Center), Prerefunded to 9/15/18, 6.00%, 9/15/38	3,380	3,562,249
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	155	164,342
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.375%, 1/1/28	4,355	4,617,476
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	205	217,694
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	2,375	2,522,060

		$19,456,536

General Obligations — 19.4%
Aiken County Consolidated School District, 5.00%, 3/1/25	$2,020	$2,503,406
Anderson County School District No. 5, 5.00%, 3/1/30	2,000	2,412,220

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Georgetown County, 5.00%, 3/1/31	$2,510	$2,906,003
Georgetown County, 5.00%, 3/1/33	2,750	3,163,737
Hilton Head Island, 4.00%, 3/1/23	605	691,745
Hilton Head Island, 4.00%, 3/1/24	635	741,763
Hilton Head Island, 4.00%, 3/1/25	565	664,796
Horry County School District, 5.00%, 3/1/24	1,500	1,833,900
Horry County School District, 5.00%, 3/1/25	1,500	1,842,315
Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,329,431
Richland County, (Richland Library), 5.00%, 3/1/25	1,540	1,910,786
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	631,005
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	217,372
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	768,296
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,029,316

		$25,646,091

Hospital — 18.3%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,744,410
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,081,340
Greenville Health System, 5.00%, 5/1/31	1,500	1,721,970
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,161,489
Greenwood County, (Self Regional Healthcare), 5.375%, 10/1/39	3,835	4,083,968
Lexington County Health Services District, Inc., 5.00%, 11/1/27	3,615	3,639,654
Lexington County Health Services District, Inc., 5.00%, 11/1/32	955	961,294
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,782,825
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,852,025
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	511,007
South Carolina Jobs-Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,598,387

		$24,138,369

Industrial Development Revenue — 1.2%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,500	$1,614,945

		$1,614,945

Insured – Electric Utilities — 5.4%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$983,867
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,138,146
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,431,553

37	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$2,375	$2,519,922
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	1,007,817

		$7,081,305

Insured – Escrowed / Prerefunded — 5.9%
Greenwood Metropolitan District, Sewer System, (AGM), Prerefunded to 10/1/18, 5.00%, 10/1/30(2)	$7,500	$7,840,725

		$7,840,725

Insured – Lease Revenue / Certificates of Participation — 3.5%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,092,340
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 4.00%, 12/1/17	845	851,431
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,182,490
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,533,926

		$4,660,187

Insured – Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	$4,075	$1,060,600

		$1,060,600

Insured – Transportation — 1.4%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,700	$1,845,894

		$1,845,894

Insured – Utilities — 3.3%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,238,600
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,554,380
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	577,915

		$4,370,895

Insured – Water and Sewer — 1.6%
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	$2,025	$2,173,311

		$2,173,311

Lease Revenue / Certificates of Participation — 8.5%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,330,930

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	$500	$591,180
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,348,760
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(2)	3,875	4,550,722
Dorchester County School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,161,200
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,199,780

		$11,182,572

Special Tax Revenue — 0.9%
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	$1,000	$1,172,160

		$1,172,160

Student Loan — 1.1%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$1,360	$1,434,514

		$1,434,514

Transportation — 3.1%
South Carolina Ports Authority, 5.25%, 7/1/40	$3,725	$4,070,792

		$4,070,792

Water and Sewer — 2.7%
Charleston Waterworks and Sewer System Revenue, 5.00%, 1/1/29	$1,550	$1,933,594
Mount Pleasant, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,207,400
North Charleston Sewer District, 2.00%, 1/1/29	500	474,975

		$3,615,969

Total Tax-Exempt Investments — 104.2% (identified cost $129,258,696)		$137,655,216

Other Assets, Less Liabilities — (4.2)%		$(5,566,601)

Net Assets — 100.0%		$132,088,615

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

38	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2017

Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2017, 21.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 6.9% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2017.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
SPA	–	Standby Bond Purchase Agreement

39	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2017

Portfolio of Investments

Tax-Exempt Investments — 97.8%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.5%
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	$1,000	$1,110,920
Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 5.25%, 11/1/33	895	940,305

		$2,051,225

Education — 1.9%
University of Virginia, 5.00%, 4/1/38	$1,320	$1,591,841

		$1,591,841

Electric Utilities — 1.8%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,506,570

		$1,506,570

Escrowed / Prerefunded — 31.0%
Alexandria Industrial Development Authority, (Episcopal High School), Prerefunded to 1/1/20, 5.00%, 1/1/40	$1,700	$1,859,324
Fairfax County Economic Development Authority, (Goodwin House, Inc.), Prerefunded to 10/1/17, 5.125%, 10/1/42	1,085	1,089,025
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), Prerefunded to 5/15/19, 5.50%, 5/15/35	1,060	1,143,412
Loudoun County, Prerefunded to 7/1/19, 5.00%, 7/1/27	2,820	3,036,181
Norfolk, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	910,470
Portsmouth, Prerefunded to 7/15/19, 5.25%, 7/15/25	390	421,847
University of Virginia, Prerefunded to 6/1/18, 5.00%, 6/1/40	2,100	2,166,822
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/33	4,000	4,168,920
Virginia College Building Authority, Prerefunded to 9/1/18, 5.00%, 9/1/38	275	286,613
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	3,000	3,712,050
Virginia Resources Authority, Clean Water Revenue, Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,084,310
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	1,655	1,741,193
Virginia Resources Authority, Infrastructure Revenue, (Pooled Funding Program), Prerefunded to 11/1/18, 5.25%, 11/1/33	160	168,333
Washington County Industrial Development Authority, (Davenport & Co., LLC), Prerefunded to 8/1/20, 5.25%, 8/1/30	1,500	1,685,025
Washington Metropolitan Area Transit Authority, Prerefunded to 7/1/19, 5.00%, 7/1/32	1,500	1,613,835

		$25,087,360

Security	Principal Amount (000’s omitted)	Value

General Obligations — 12.0%
Alexandria, 5.00%, 7/1/28(1)	$1,000	$1,268,720
Arlington County, 5.00%, 8/15/32	1,000	1,221,010
Culpeper, 5.00%, 8/1/25	1,350	1,675,755
Lynchburg, 5.00%, 2/1/23	1,000	1,196,900
Newport News, 5.00%, 8/1/28	1,000	1,242,870
Portsmouth, 4.75%, 7/15/25	500	534,375
Portsmouth, 5.25%, 7/15/25	285	307,672
Virginia, 5.00%, 6/1/31	2,000	2,256,840

		$9,704,142

Hospital — 14.2%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	$5,000	$5,791,296
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	1,940	2,076,615
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,189,270
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	725,283
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,191,102
Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	519,206

		$11,492,772

Insured – Education — 3.4%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,759,844

		$2,759,844

Insured – Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,058,740

		$1,058,740

Insured – Hospital — 2.6%
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	$1,160	$1,259,470
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	810	821,866

		$2,081,336

Insured – Special Tax Revenue — 0.7%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$559,541

		$559,541

40	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2017

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 11.6%
Chesapeake Bay Bridge and Tunnel District, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$3,102,950
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,128,510
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,771,808
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	2,870	3,196,721
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	168,672

		$9,368,661

Senior Living / Life Care — 2.3%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$154,193
Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	857,662
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	845,542

		$1,857,397

Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$238,538

		$238,538

Transportation — 2.8%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,041,110
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/29	1,000	1,238,880

		$2,279,990

Water and Sewer — 9.4%
Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,318,691
Fairfax County, Sewer Revenue, 4.00%, 7/15/37	1,000	1,090,390
Henrico County, Water and Sewer System Revenue, 5.00%, 5/1/28	1,000	1,245,420
Newport News, Water Revenue, 5.00%, 7/15/33	1,000	1,204,860
Virginia Beach, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,745,136

		$7,604,497

Total Tax-Exempt Investments — 97.8% (identified cost $73,732,721)		$79,242,454

Other Assets, Less Liabilities — 2.2%		$1,756,367

Net Assets — 100.0%		$80,998,821

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2017, 20.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 14.6% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	–	National Public Finance Guaranty Corp.

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Statements of Assets and Liabilities

	August 31, 2017
Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investments —
Identified cost	$72,339,530	$61,230,431	$58,474,396	$132,016,815
Unrealized appreciation	4,880,791	3,188,602	5,089,198	8,118,567
Investments, at value	$77,220,321	$64,419,033	$63,563,594	$140,135,382
Cash	$82,278	$1,605,746	$1,360,390	$682,831
Deposits for financial futures contracts	45,000	—	51,350	—
Interest receivable	769,821	618,727	650,957	1,651,754
Receivable for investments sold	815,453	—	—	1,500,000
Receivable for Fund shares sold	165,133	141,760	21,284	129,433
Total assets	$79,098,006	$66,785,266	$65,647,575	$144,099,400
Liabilities
Payable for floating rate notes issued	$—	$1,500,000	$850,000	$8,670,000
Demand note payable	300,000	—	—	—
Payable for when-issued securities	—	—	—	2,393,166
Payable for variation margin on open financial futures contracts	6,563	—	7,609	—
Payable for Fund shares redeemed	301,640	331,991	87,265	226,746
Distributions payable	58,472	35,923	17,021	62,728
Payable to affiliates:
Investment adviser fee	20,509	15,316	15,999	39,099
Distribution and service fees	12,960	19,208	15,566	27,814
Interest expense and fees payable	—	3,576	5,809	54,589
Accrued expenses	52,915	58,287	55,736	69,863
Total liabilities	$753,059	$1,964,301	$1,055,005	$11,544,005
Net Assets	$78,344,947	$64,820,965	$64,592,570	$132,555,395
Sources of Net Assets
Paid-in capital	$82,713,778	$68,428,685	$65,665,149	$135,308,768
Accumulated net realized loss	(9,192,996)	(6,770,193)	(6,238,979)	(11,062,748)
Accumulated undistributed (distributions in excess of) net investment income	(44,996)	(26,129)	91,424	190,808
Net unrealized appreciation	4,869,161	3,188,602	5,074,976	8,118,567
Net Assets	$78,344,947	$64,820,965	$64,592,570	$132,555,395
Class A Shares
Net Assets	$39,421,883	$39,641,865	$47,375,442	$75,159,484
Shares Outstanding	4,574,412	4,444,304	4,984,726	8,251,616
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.62	$8.92	$9.50	$9.11
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.05	$9.36	$9.97	$9.56
Class B Shares
Net Assets	$261,972	$226,832	$142,266	$268,011
Shares Outstanding	28,451	23,324	13,542	27,360
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.21	$9.73	$10.51	$9.80
Class C Shares
Net Assets	$7,553,682	$15,078,626	$9,004,713	$18,486,142
Shares Outstanding	819,609	1,549,747	858,172	1,886,809
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.22	$9.73	$10.49	$9.80
Class I Shares
Net Assets	$31,107,410	$9,873,642	$8,070,149	$38,641,758
Shares Outstanding	3,599,357	1,104,494	847,863	4,231,182
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.64	$8.94	$9.52	$9.13

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Statements of Assets and Liabilities — continued

	August 31, 2017
Assets	Oregon Fund	South Carolina Fund	Virginia Fund
Investments —
Identified cost	$115,335,641	$129,258,696	$73,732,721
Unrealized appreciation	8,587,466	8,396,520	5,509,733
Investments, at value	$123,923,107	$137,655,216	$79,242,454
Cash	$107,613	$1,650,835	$2,654,580
Deposits for financial futures contracts	60,000	—	—
Interest receivable	1,301,754	1,823,056	855,040
Receivable for investments sold	—	25,000	3,105,000
Receivable for Fund shares sold	73,305	45,258	20,066
Total assets	$125,465,779	$141,199,365	$85,877,140
Liabilities
Payable for floating rate notes issued	$6,555,000	$8,725,000	$3,330,000
Payable for when-issued securities	—	—	1,262,090
Payable for variation margin on open financial futures contracts	8,750	—	—
Payable for Fund shares redeemed	703,017	134,650	133,411
Distributions payable	40,329	65,746	58,140
Payable to affiliates:
Investment adviser fee	35,519	39,013	21,759
Distribution and service fees	23,864	34,833	14,565
Interest expense and fees payable	39,659	46,922	1,614
Accrued expenses	64,408	64,586	56,740
Total liabilities	$7,470,546	$9,110,750	$4,878,319
Net Assets	$117,995,233	$132,088,615	$80,998,821
Sources of Net Assets
Paid-in capital	$130,933,315	$141,958,937	$92,230,594
Accumulated net realized loss	(21,710,658)	(18,380,263)	(16,992,699)
Accumulated undistributed net investment income	200,616	113,421	251,193
Net unrealized appreciation	8,571,960	8,396,520	5,509,733
Net Assets	$117,995,233	$132,088,615	$80,998,821
Class A Shares
Net Assets	$78,931,281	$67,868,906	$55,713,961
Shares Outstanding	9,061,879	7,272,917	6,956,785
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.71	$9.33	$8.01
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.14	$9.80	$8.41
Class B Shares
Net Assets	$454,972	$314,832	$181,598
Shares Outstanding	47,756	31,817	20,486
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$9.53	$9.89	$8.86
Class C Shares
Net Assets	$12,342,261	$28,743,470	$6,220,392
Shares Outstanding	1,294,139	2,903,398	701,389
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.54	$9.90	$8.87
Class I Shares
Net Assets	$26,266,719	$35,161,407	$18,882,870
Shares Outstanding	3,018,161	3,764,260	2,351,942
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.70	$9.34	$8.03

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Statements of Operations

	Year Ended August 31, 2017
Investment Income	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Interest	$2,784,226	$2,439,694	$3,003,830	$5,169,921
Total investment income	$2,784,226	$2,439,694	$3,003,830	$5,169,921

Expenses
Investment adviser fee	$231,146	$183,949	$216,121	$457,759
Distribution and service fees
Class A	79,686	79,994	110,037	153,832
Class B	2,908	2,744	2,680	2,898
Class C	67,336	147,715	88,829	182,613
Trustees’ fees and expenses	4,810	4,125	4,362	7,653
Custodian fee	31,574	28,814	30,797	43,553
Transfer and dividend disbursing agent fees	24,383	27,394	26,594	46,051
Legal and accounting services	58,051	61,035	48,601	54,073
Printing and postage	10,070	9,336	9,989	12,981
Registration fees	2,771	7,086	3,759	1,269
Interest expense and fees	—	21,204	11,899	122,502
Miscellaneous	21,698	16,864	20,850	29,050
Total expenses	$534,433	$590,260	$574,518	$1,114,234

Net investment income	$2,249,793	$1,849,434	$2,429,312	$4,055,687

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$93,561	$351,380	$300,553	$(523,213)
Financial futures contracts	157,625	297,448	145,027	—
Net realized gain (loss)	$251,186	$648,828	$445,580	$(523,213)
Change in unrealized appreciation (depreciation) —
Investments	$(2,342,232)	$(2,124,559)	$(2,969,389)	$(3,981,482)
Financial futures contracts	(20,812)	(15,304)	(27,356)	—
Net change in unrealized appreciation (depreciation)	$(2,363,044)	$(2,139,863)	$(2,996,745)	$(3,981,482)

Net realized and unrealized loss	$(2,111,858)	$(1,491,035)	$(2,551,165)	$(4,504,695)

Net increase (decrease) in net assets from operations	$137,935	$358,399	$(121,853)	$(449,008)

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Statements of Operations — continued

	Year Ended August 31, 2017
Investment Income	Oregon Fund	South Carolina Fund	Virginia Fund
Interest	$5,145,437	$5,107,720	$3,404,447
Total investment income	$5,145,437	$5,107,720	$3,404,447

Expenses
Investment adviser fee	$421,132	$462,689	$255,723
Distribution and service fees
Class A	165,175	135,544	113,358
Class B	6,537	3,657	2,275
Class C	128,774	270,382	53,703
Trustees’ fees and expenses	7,151	7,854	5,008
Custodian fee	39,973	43,374	31,145
Transfer and dividend disbursing agent fees	43,044	41,292	32,848
Legal and accounting services	50,377	54,161	47,057
Printing and postage	12,499	12,441	9,651
Registration fees	1,685	1,000	4,430
Interest expense and fees	90,131	122,781	45,492
Miscellaneous	24,027	24,306	17,892
Total expenses	$990,505	$1,179,481	$618,582

Net investment income	$4,154,932	$3,928,239	$2,785,865

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$130,554	$313,872	$418,375
Financial futures contracts	209,957	—	—
Net realized gain	$340,511	$313,872	$418,375
Change in unrealized appreciation (depreciation) —
Investments	$(4,144,398)	$(4,401,773)	$(2,742,491)
Financial futures contracts	(27,749)	—	—
Net change in unrealized appreciation (depreciation)	$(4,172,147)	$(4,401,773)	$(2,742,491)

Net realized and unrealized loss	$(3,831,636)	$(4,087,901)	$(2,324,116)

Net increase (decrease) in net assets from operations	$323,296	$(159,662)	$461,749

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Statements of Changes in Net Assets

	Year Ended August 31, 2017
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$2,249,793	$1,849,434	$2,429,312	$4,055,687
Net realized gain (loss)	251,186	648,828	445,580	(523,213)
Net change in unrealized appreciation (depreciation)	(2,363,044)	(2,139,863)	(2,996,745)	(3,981,482)
Net increase (decrease) in net assets from operations	$137,935	$358,399	$(121,853)	$(449,008)
Distributions to shareholders —
From net investment income
Class A	$(1,169,547)	$(1,218,708)	$(1,915,169)	$(2,444,366)
Class B	(6,674)	(6,664)	(7,708)	(7,419)
Class C	(154,743)	(357,296)	(255,673)	(466,590)
Class I	(917,229)	(282,125)	(224,914)	(1,129,110)
Total distributions to shareholders	$(2,248,193)	$(1,864,793)	$(2,403,464)	$(4,047,485)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,784,949	$3,470,358	$4,858,211	$8,302,763
Class B	—	136	179	44
Class C	1,416,819	1,317,835	1,523,538	2,526,366
Class I	10,736,119	5,315,791	4,483,422	21,603,362
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	993,512	928,874	1,789,421	2,206,308
Class B	5,449	6,466	7,084	6,954
Class C	129,986	263,392	219,008	401,262
Class I	423,193	151,653	175,897	667,191
Cost of shares redeemed
Class A	(5,819,375)	(6,326,513)	(18,350,440)	(16,153,106)
Class B	(47,518)	(168,696)	(87,341)	(42,153)
Class C	(859,370)	(2,475,512)	(1,841,309)	(4,641,658)
Class I	(6,060,759)	(3,019,432)	(1,205,266)	(15,610,038)
Net asset value of shares exchanged
Class A	72,866	54,419	121,022	54,607
Class B	(72,866)	(54,419)	(121,022)	(54,607)
Net increase (decrease) in net assets from Fund share transactions	$4,703,005	$(535,648)	$(8,427,596)	$(732,705)

Net increase (decrease) in net assets	$2,592,747	$(2,042,042)	$(10,952,913)	$(5,229,198)

Net Assets
At beginning of year	$75,752,200	$66,863,007	$75,545,483	$137,784,593
At end of year	$78,344,947	$64,820,965	$64,592,570	$132,555,395

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(44,996)	$(26,129)	$91,424	$190,808

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2017
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund
From operations —
Net investment income	$4,154,932	$3,928,239	$2,785,865
Net realized gain	340,511	313,872	418,375
Net change in unrealized appreciation (depreciation)	(4,172,147)	(4,401,773)	(2,742,491)
Net increase (decrease) in net assets from operations	$323,296	$(159,662)	$461,749
Distributions to shareholders —
From net investment income
Class A	$(2,930,079)	$(2,076,230)	$(1,981,523)
Class B	(19,190)	(8,908)	(6,659)
Class C	(379,439)	(658,342)	(155,461)
Class I	(811,942)	(1,158,899)	(643,407)
Total distributions to shareholders	$(4,140,650)	$(3,902,379)	$(2,787,050)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,657,402	$7,953,113	$3,504,323
Class B	25,633	—	—
Class C	955,932	4,375,112	1,603,098
Class I	17,116,054	13,657,032	7,427,162
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	2,753,805	1,906,739	1,633,239
Class B	18,617	8,575	6,225
Class C	348,422	553,623	124,462
Class I	528,340	522,615	290,206
Cost of shares redeemed
Class A	(17,714,719)	(12,036,461)	(7,264,568)
Class B	(259,713)	(18,177)	(91,448)
Class C	(3,306,428)	(4,081,019)	(1,386,114)
Class I	(7,384,813)	(15,206,856)	(4,303,347)
Net asset value of shares exchanged
Class A	279,220	122,436	73,810
Class B	(279,220)	(122,436)	(73,810)
Net increase (decrease) in net assets from Fund share transactions	$(261,468)	$(2,365,704)	$1,543,238

Net decrease in net assets	$(4,078,822)	$(6,427,745)	$(782,063)

Net Assets
At beginning of year	$122,074,055	$138,516,360	$81,780,884
At end of year	$117,995,233	$132,088,615	$80,998,821

Accumulated undistributed net investment income included in net assets
At end of year	$200,616	$113,421	$251,193

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2016
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
From operations —
Net investment income	$2,164,889	$1,989,850	$2,537,394	$3,988,334
Net realized gain (loss)	(250,083)	(421,077)	(9,929)	87,052
Net change in unrealized appreciation (depreciation)	2,875,633	1,591,578	2,581,980	3,779,914
Net increase in net assets from operations	$4,790,439	$3,160,351	$5,109,445	$7,855,300
Distributions to shareholders —
From net investment income
Class A	$(1,247,548)	$(1,491,156)	$(2,156,519)	$(2,662,946)
Class B	(10,884)	(16,635)	(16,145)	(11,818)
Class C	(147,051)	(420,462)	(204,899)	(465,030)
Class I	(746,565)	(252,232)	(132,682)	(842,177)
Total distributions to shareholders	$(2,152,048)	$(2,180,485)	$(2,510,245)	$(3,981,971)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,798,858	$2,383,171	$3,071,341	$8,442,880
Class B	—	582	1,100	22,050
Class C	2,109,230	3,077,213	3,156,205	5,312,090
Class I	7,952,472	2,329,561	1,730,261	16,937,430
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,053,973	1,115,747	2,010,057	2,402,140
Class B	9,205	15,318	15,045	10,924
Class C	124,643	295,819	169,287	390,674
Class I	235,567	73,770	93,489	460,385
Cost of shares redeemed
Class A	(4,359,700)	(4,508,306)	(8,481,272)	(8,425,054)
Class B	(107,796)	(108,813)	(88,482)	(102,627)
Class C	(1,405,907)	(1,912,780)	(545,953)	(2,528,453)
Class I	(2,698,622)	(2,098,373)	(179,137)	(5,858,288)
Net asset value of shares exchanged
Class A	92,593	137,807	385,988	150,477
Class B	(92,593)	(137,807)	(385,988)	(150,477)
Net increase in net assets from Fund share transactions	$5,711,923	$662,909	$951,941	$17,064,151

Net increase in net assets	$8,350,314	$1,642,775	$3,551,141	$20,937,480

Net Assets
At beginning of year	$67,401,886	$65,220,232	$71,994,342	$116,847,113
At end of year	$75,752,200	$66,863,007	$75,545,483	$137,784,593

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(44,996)	$(26,129)	$91,424	$190,807

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2016
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund
From operations —
Net investment income	$4,221,353	$4,112,928	$2,945,651
Net realized gain (loss)	(4,158,289)	243,205	1,544,056
Net change in unrealized appreciation (depreciation)	8,885,910	5,310,524	1,052,887
Net increase in net assets from operations	$8,948,974	$9,666,657	$5,542,594
Distributions to shareholders —
From net investment income
Class A	$(3,194,894)	$(2,363,852)	$(2,163,303)
Class B	(37,491)	(20,379)	(12,555)
Class C	(416,562)	(693,758)	(174,040)
Class I	(534,711)	(1,015,659)	(576,698)
Total distributions to shareholders	$(4,183,658)	$(4,093,648)	$(2,926,596)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,760,854	$7,970,287	$3,424,270
Class B	507	12	21,699
Class C	2,470,771	4,751,449	1,106,121
Class I	9,335,660	22,783,156	2,994,965
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,035,150	2,158,246	1,772,443
Class B	35,706	19,952	11,679
Class C	382,957	605,385	139,652
Class I	261,958	349,414	204,959
Cost of shares redeemed
Class A	(15,692,164)	(13,810,266)	(6,469,793)
Class B	(485,882)	(57,166)	(54,364)
Class C	(2,441,255)	(2,969,301)	(1,819,140)
Class I	(7,593,158)	(5,825,444)	(2,424,987)
Net asset value of shares exchanged
Class A	225,926	475,586	168,318
Class B	(225,926)	(475,586)	(168,318)
Net increase (decrease) in net assets from Fund share transactions	$71,104	$15,975,724	$(1,092,496)

Net increase in net assets	$4,836,420	$21,548,733	$1,523,502

Net Assets
At beginning of year	$117,237,635	$116,967,627	$80,257,382
At end of year	$122,074,055	$138,516,360	$81,780,884

Accumulated undistributed net investment income included in net assets
At end of year	$200,616	$113,421	$131,171

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights

	Georgia Fund — Class A
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$8.860	$8.540	$8.610	$8.030	$8.860

Income (Loss) From Operations
Net investment income(1)	$0.251	$0.267	$0.307	$0.335	$0.322
Net realized and unrealized gain (loss)	(0.240)	0.318	(0.072)	0.578	(0.831)

Total income (loss) from operations	$0.011	$0.585	$0.235	$0.913	$(0.509)

Less Distributions
From net investment income	$(0.251)	$(0.265)	$(0.305)	$(0.333)	$(0.318)
Tax return of capital	—	—	—	—	(0.003)

Total distributions	$(0.251)	$(0.265)	$(0.305)	$(0.333)	$(0.321)

Net asset value — End of year	$8.620	$8.860	$8.540	$8.610	$8.030

Total Return(2)	0.19%	6.94%	2.76%	11.54%	(5.98)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$39,422	$41,560	$40,437	$41,884	$45,169
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%	0.70%	0.70%	0.71%	0.72%
Interest and fee expense(4)	—	—	0.03%	0.04%	0.04%
Total expenses(3)	0.70%	0.70%	0.73%	0.75%	0.76%
Net investment income	2.94%	3.06%	3.57%	4.00%	3.69%
Portfolio Turnover	7%	7%	14%	7%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Georgia Fund — Class B
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.470	$9.120	$9.200	$8.580	$9.470

Income (Loss) From Operations
Net investment income(1)	$0.200	$0.217	$0.262	$0.291	$0.275
Net realized and unrealized gain (loss)	(0.260)	0.347	(0.085)	0.617	(0.892)

Total income (loss) from operations	$(0.060)	$0.564	$0.177	$0.908	$(0.617)

Less Distributions
From net investment income	$(0.200)	$(0.214)	$(0.257)	$(0.288)	$(0.270)
Tax return of capital	—	—	—	—	(0.003)

Total distributions	$(0.200)	$(0.214)	$(0.257)	$(0.288)	$(0.273)

Net asset value — End of year	$9.210	$9.470	$9.120	$9.200	$8.580

Total Return(2)	(0.60)%	6.24%	1.94%	10.71%	(6.71)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$262	$388	$561	$857	$1,162
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.46%	1.46%	1.46%	1.47%
Interest and fee expense(4)	—	—	0.03%	0.04%	0.04%
Total expenses(3)	1.46%	1.46%	1.49%	1.50%	1.51%
Net investment income	2.19%	2.33%	2.84%	3.25%	2.94%
Portfolio Turnover	7%	7%	14%	7%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Georgia Fund — Class C
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.480	$9.130	$9.200	$8.580	$9.480

Income (Loss) From Operations
Net investment income(1)	$0.200	$0.215	$0.258	$0.291	$0.275
Net realized and unrealized gain (loss)	(0.260)	0.349	(0.071)	0.618	(0.902)

Total income (loss) from operations	$(0.060)	$0.564	$0.187	$0.909	$(0.627)

Less Distributions
From net investment income	$(0.200)	$(0.214)	$(0.257)	$(0.289)	$(0.270)
Tax return of capital	—	—	—	—	(0.003)

Total distributions	$(0.200)	$(0.214)	$(0.257)	$(0.289)	$(0.273)

Net asset value — End of year	$9.220	$9.480	$9.130	$9.200	$8.580

Total Return(2)	(0.60)%	6.24%	2.05%	10.71%	(6.81)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$7,554	$7,058	$5,991	$5,543	$5,683
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.45%	1.45%	1.46%	1.47%
Interest and fee expense(4)	—	—	0.03%	0.04%	0.04%
Total expenses(3)	1.45%	1.45%	1.48%	1.50%	1.51%
Net investment income	2.18%	2.30%	2.80%	3.24%	2.93%
Portfolio Turnover	7%	7%	14%	7%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Georgia Fund — Class I
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$8.890	$8.560	$8.630	$8.050	$8.890

Income (Loss) From Operations
Net investment income(1)	$0.269	$0.285	$0.318	$0.352	$0.341
Net realized and unrealized gain (loss)	(0.250)	0.329	(0.065)	0.578	(0.842)

Total income (loss) from operations	$0.019	$0.614	$0.253	$0.930	$(0.501)

Less Distributions
From net investment income	$(0.269)	$(0.284)	$(0.323)	$(0.350)	$(0.336)
Tax return of capital	—	—	—	—	(0.003)

Total distributions	$(0.269)	$(0.284)	$(0.323)	$(0.350)	$(0.339)

Net asset value — End of year	$8.640	$8.890	$8.560	$8.630	$8.050

Total Return(2)	0.28%	7.27%	2.97%	11.74%	(5.87)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$31,107	$26,746	$20,413	$9,440	$8,352
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.50%	0.50%	0.50%	0.51%	0.52%
Interest and fee expense(4)	—	—	0.03%	0.04%	0.04%
Total expenses(3)	0.50%	0.50%	0.53%	0.55%	0.56%
Net investment income	3.14%	3.25%	3.69%	4.19%	3.88%
Portfolio Turnover	7%	7%	14%	7%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Maryland Fund — Class A
	Year Ended August 31,
	2017	2016	2015	2014		2013
Net asset value — Beginning of year	$9.130	$8.990	$9.110	$8.620		$9.420

Income (Loss) From Operations
Net investment income(1)	$0.268	$0.294	$0.318	$0.338		$0.339
Net realized and unrealized gain (loss)	(0.208)	0.167	(0.127)	0.484		(0.804)

Total income (loss) from operations	$0.060	$0.461	$0.191	$0.822		$(0.465)

Less Distributions
From net investment income	$(0.270)	$(0.321)	$(0.311)	$(0.332)		$(0.335)

Total distributions	$(0.270)	$(0.321)	$(0.311)	$(0.332)		$(0.335)

Net asset value — End of year	$8.920	$9.130	$8.990	$9.110		$8.620

Total Return(2)	0.72%	5.20%	2.12%	9.67%		(5.14)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$39,642	$42,479	$42,706	$48,449		$50,085
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.73%	0.74%	0.73%	0.74%		0.75%
Interest and fee expense(4)	0.03%	0.02%	0.02%	0.03%		0.03%
Total expenses(3)	0.76%	0.76%	0.75%	0.77%		0.78%
Net investment income	3.02%	3.24%	3.50%	3.79%		3.63%
Portfolio Turnover	22%	11%	13%	0	%(5)	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.5%.

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Maryland Fund — Class B
	Year Ended August 31,
	2017	2016	2015	2014		2013
Net asset value — Beginning of year	$9.950	$9.800	$9.940	$9.400		$10.270

Income (Loss) From Operations
Net investment income(1)	$0.222	$0.248	$0.273	$0.297		$0.293
Net realized and unrealized gain (loss)	(0.219)	0.180	(0.148)	0.532		(0.874)

Total income (loss) from operations	$0.003	$0.428	$0.125	$0.829		$(0.581)

Less Distributions
From net investment income	$(0.223)	$(0.278)	$(0.265)	$(0.289)		$(0.289)

Total distributions	$(0.223)	$(0.278)	$(0.265)	$(0.289)		$(0.289)

Net asset value — End of year	$9.730	$9.950	$9.800	$9.940		$9.400

Total Return(2)	0.07%	4.41%	1.26%	8.92%		(5.83)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$227	$456	$677	$1,150		$1,738
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.48%	1.49%	1.48%	1.49%		1.50%
Interest and fee expense(4)	0.03%	0.02%	0.02%	0.03%		0.03%
Total expenses(3)	1.51%	1.51%	1.50%	1.52%		1.53%
Net investment income	2.29%	2.51%	2.76%	3.05%		2.88%
Portfolio Turnover	22%	11%	13%	0	%(5)	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.5%.

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Maryland Fund — Class C
	Year Ended August 31,
	2017	2016	2015	2014		2013
Net asset value — Beginning of year	$9.960	$9.810	$9.940	$9.400		$10.280

Income (Loss) From Operations
Net investment income(1)	$0.220	$0.247	$0.272	$0.296		$0.291
Net realized and unrealized gain (loss)	(0.228)	0.179	(0.137)	0.533		(0.882)

Total income (loss) from operations	$(0.008)	$0.426	$0.135	$0.829		$(0.591)

Less Distributions
From net investment income	$(0.222)	$(0.276)	$(0.265)	$(0.289)		$(0.289)

Total distributions	$(0.222)	$(0.276)	$(0.265)	$(0.289)		$(0.289)

Net asset value — End of year	$9.730	$9.960	$9.810	$9.940		$9.400

Total Return(2)	(0.04)%	4.39%	1.37%	8.92%		(5.92)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$15,079	$16,356	$14,671	$15,875		$16,493
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.48%	1.49%	1.48%	1.49%		1.50%
Interest and fee expense(4)	0.03%	0.02%	0.02%	0.03%		0.03%
Total expenses(3)	1.51%	1.51%	1.50%	1.52%		1.53%
Net investment income	2.27%	2.49%	2.75%	3.04%		2.86%
Portfolio Turnover	22%	11%	13%	0	%(5)	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.5%.

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Maryland Fund — Class I
	Year Ended August 31,
	2017	2016	2015	2014		2013
Net asset value — Beginning of year	$9.150	$9.010	$9.130	$8.640		$9.440

Income (Loss) From Operations
Net investment income(1)	$0.287	$0.310	$0.335	$0.357		$0.356
Net realized and unrealized gain (loss)	(0.208)	0.170	(0.125)	0.484		(0.802)

Total income (loss) from operations	$0.079	$0.480	$0.210	$0.841		$(0.446)

Less Distributions
From net investment income	$(0.289)	$(0.340)	$(0.330)	$(0.351)		$(0.354)

Total distributions	$(0.289)	$(0.340)	$(0.330)	$(0.351)		$(0.354)

Net asset value — End of year	$8.940	$9.150	$9.010	$9.130		$8.640

Total Return(2)	0.93%	5.41%	2.32%	9.88%		(4.93)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,874	$7,572	$7,167	$4,518		$4,595
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.53%	0.54%	0.53%	0.54%		0.55%
Interest and fee expense(4)	0.03%	0.02%	0.02%	0.03%		0.03%
Total expenses(3)	0.56%	0.56%	0.55%	0.57%		0.58%
Net investment income	3.22%	3.41%	3.68%	3.99%		3.82%
Portfolio Turnover	22%	11%	13%	0	%(5)	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.5%.

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Missouri Fund — Class A
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.820	$9.480	$9.610	$8.870	$9.830

Income (Loss) From Operations
Net investment income(1)	$0.334	$0.346	$0.347	$0.352	$0.348
Net realized and unrealized gain (loss)	(0.324)	0.336	(0.134)	0.746	(0.963)

Total income (loss) from operations	$0.010	$0.682	$0.213	$1.098	$(0.615)

Less Distributions
From net investment income	$(0.330)	$(0.342)	$(0.343)	$(0.358)	$(0.345)

Total distributions	$(0.330)	$(0.342)	$(0.343)	$(0.358)	$(0.345)

Net asset value — End of year	$9.500	$9.820	$9.480	$9.610	$8.870

Total Return(2)	0.17%	7.32%	2.24%	12.58%	(6.49)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$47,375	$61,038	$61,873	$65,399	$61,391
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.71%	0.70%	0.70%	0.71%	0.72%
Interest and fee expense(4)	0.02%	0.01%	0.01%	0.01%	0.02%
Total expenses(3)	0.73%	0.71%	0.71%	0.72%	0.74%
Net investment income	3.52%	3.59%	3.62%	3.79%	3.59%
Portfolio Turnover	12%	10%	7%	15%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Missouri Fund — Class B
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.860	$10.470	$10.620	$9.810	$10.870

Income (Loss) From Operations
Net investment income(1)	$0.291	$0.304	$0.304	$0.312	$0.304
Net realized and unrealized gain (loss)	(0.355)	0.384	(0.154)	0.817	(1.063)

Total income (loss) from operations	$(0.064)	$0.688	$0.150	$1.129	$(0.759)

Less Distributions
From net investment income	$(0.286)	$(0.298)	$(0.300)	$(0.319)	$(0.301)

Total distributions	$(0.286)	$(0.298)	$(0.300)	$(0.319)	$(0.301)

Net asset value — End of year	$10.510	$10.860	$10.470	$10.620	$9.810

Total Return(2)	(0.54)%	6.66%	1.41%	11.67%	(7.17)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$142	$356	$794	$1,159	$1,245
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.45%	1.46%	1.46%	1.47%
Interest and fee expense(4)	0.02%	0.01%	0.01%	0.01%	0.02%
Total expenses(3)	1.48%	1.46%	1.47%	1.47%	1.49%
Net investment income	2.78%	2.85%	2.87%	3.04%	2.84%
Portfolio Turnover	12%	10%	7%	15%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Missouri Fund — Class C
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.850	$10.460	$10.610	$9.800	$10.860

Income (Loss) From Operations
Net investment income(1)	$0.290	$0.299	$0.304	$0.312	$0.303
Net realized and unrealized gain (loss)	(0.364)	0.389	(0.154)	0.817	(1.062)

Total income (loss) from operations	$(0.074)	$0.688	$0.150	$1.129	$(0.759)

Less Distributions
From net investment income	$(0.286)	$(0.298)	$(0.300)	$(0.319)	$(0.301)

Total distributions	$(0.286)	$(0.298)	$(0.300)	$(0.319)	$(0.301)

Net asset value — End of year	$10.490	$10.850	$10.460	$10.610	$9.800

Total Return(2)	(0.64)%	6.66%	1.41%	11.67%	(7.18)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,005	$9,420	$6,370	$6,170	$6,061
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.45%	1.45%	1.46%	1.47%
Interest and fee expense(4)	0.02%	0.01%	0.01%	0.01%	0.02%
Total expenses(3)	1.48%	1.46%	1.46%	1.47%	1.49%
Net investment income	2.77%	2.81%	2.87%	3.05%	2.84%
Portfolio Turnover	12%	10%	7%	15%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Missouri Fund — Class I
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.840	$9.490	$9.620	$8.890	$9.850

Income (Loss) From Operations
Net investment income(1)	$0.352	$0.364	$0.367	$0.375	$0.367
Net realized and unrealized gain (loss)	(0.322)	0.348	(0.134)	0.733	(0.962)

Total income (loss) from operations	$0.030	$0.712	$0.233	$1.108	$(0.595)

Less Distributions
From net investment income	$(0.350)	$(0.362)	$(0.363)	$(0.378)	$(0.365)

Total distributions	$(0.350)	$(0.362)	$(0.363)	$(0.378)	$(0.365)

Net asset value — End of year	$9.520	$9.840	$9.490	$9.620	$8.890

Total Return(2)	0.38%	7.64%	2.44%	12.68%	(6.28)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$8,070	$4,732	$2,957	$2,232	$3,753
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.51%	0.50%	0.50%	0.51%	0.52%
Interest and fee expense(4)	0.02%	0.01%	0.01%	0.01%	0.02%
Total expenses(3)	0.53%	0.51%	0.51%	0.52%	0.54%
Net investment income	3.71%	3.76%	3.82%	4.05%	3.80%
Portfolio Turnover	12%	10%	7%	15%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

61	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	North Carolina Fund — Class A
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.410	$9.120	$9.180	$8.340	$9.480

Income (Loss) From Operations
Net investment income(1)	$0.289	$0.305	$0.323	$0.363	$0.374
Net realized and unrealized gain (loss)	(0.300)	0.289	(0.061)	0.843	(1.143)

Total income (loss) from operations	$(0.011)	$0.594	$0.262	$1.206	$(0.769)

Less Distributions
From net investment income	$(0.289)	$(0.304)	$(0.322)	$(0.366)	$(0.371)

Total distributions	$(0.289)	$(0.304)	$(0.322)	$(0.366)	$(0.371)

Net asset value — End of year	$9.110	$9.410	$9.120	$9.180	$8.340

Total Return(2)	(0.06)%	6.61%	2.88%	14.70%	(8.46)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$75,159	$83,512	$78,397	$79,250	$78,864
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.71%	0.70%	0.71%	0.73%	0.74%
Interest and fee expense(4)	0.09%	0.07%	0.02%	0.05%	0.06%
Total expenses(3)	0.80%	0.77%	0.73%	0.78%	0.80%
Net investment income	3.19%	3.28%	3.50%	4.12%	4.00%
Portfolio Turnover	27%	8%	2%	8%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

62	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	North Carolina Fund — Class B
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.120	$9.810	$9.870	$8.970	$10.190

Income (Loss) From Operations
Net investment income(1)	$0.238	$0.255	$0.274	$0.322	$0.328
Net realized and unrealized gain (loss)	(0.321)	0.308	(0.062)	0.900	(1.225)

Total income (loss) from operations	$(0.083)	$0.563	$0.212	$1.222	$(0.897)

Less Distributions
From net investment income	$(0.237)	$(0.253)	$(0.272)	$(0.322)	$(0.323)

Total distributions	$(0.237)	$(0.253)	$(0.272)	$(0.322)	$(0.323)

Net asset value — End of year	$9.800	$10.120	$9.810	$9.870	$8.970

Total Return(2)	(0.78)%	5.81%	2.16%	13.82%	(9.09)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$268	$370	$575	$871	$1,103
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.45%	1.46%	1.48%	1.49%
Interest and fee expense(4)	0.09%	0.07%	0.02%	0.05%	0.06%
Total expenses(3)	1.55%	1.52%	1.48%	1.53%	1.55%
Net investment income	2.44%	2.56%	2.77%	3.40%	3.24%
Portfolio Turnover	27%	8%	2%	8%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

63	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	North Carolina Fund — Class C
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.120	$9.810	$9.870	$8.970	$10.190

Income (Loss) From Operations
Net investment income(1)	$0.238	$0.252	$0.273	$0.322	$0.327
Net realized and unrealized gain (loss)	(0.321)	0.310	(0.061)	0.901	(1.224)

Total income (loss) from operations	$(0.083)	$0.562	$0.212	$1.223	$(0.897)

Less Distributions
From net investment income	$(0.237)	$(0.252)	$(0.272)	$(0.323)	$(0.323)

Total distributions	$(0.237)	$(0.252)	$(0.272)	$(0.323)	$(0.323)

Net asset value — End of year	$9.800	$10.120	$9.810	$9.870	$8.970

Total Return(2)	(0.78)%	5.80%	2.16%	13.82%	(9.09)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$18,486	$20,927	$17,180	$17,630	$20,150
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.45%	1.46%	1.48%	1.49%
Interest and fee expense(4)	0.09%	0.07%	0.02%	0.05%	0.06%
Total expenses(3)	1.55%	1.52%	1.48%	1.53%	1.55%
Net investment income	2.43%	2.52%	2.75%	3.39%	3.25%
Portfolio Turnover	27%	8%	2%	8%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

64	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	North Carolina Fund — Class I
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.430	$9.140	$9.200	$8.360	$9.500

Income (Loss) From Operations
Net investment income(1)	$0.307	$0.321	$0.341	$0.382	$0.394
Net realized and unrealized gain (loss)	(0.300)	0.292	(0.059)	0.843	(1.144)

Total income (loss) from operations	$0.007	$0.613	$0.282	$1.225	$(0.750)

Less Distributions
From net investment income	$(0.307)	$(0.323)	$(0.342)	$(0.385)	$(0.390)

Total distributions	$(0.307)	$(0.323)	$(0.342)	$(0.385)	$(0.390)

Net asset value — End of year	$9.130	$9.430	$9.140	$9.200	$8.360

Total Return(2)	0.15%	6.82%	3.09%	14.91%	(8.25)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$38,642	$32,976	$20,694	$15,613	$15,958
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.51%	0.50%	0.51%	0.53%	0.54%
Interest and fee expense(4)	0.09%	0.07%	0.02%	0.05%	0.06%
Total expenses(3)	0.60%	0.57%	0.53%	0.58%	0.60%
Net investment income	3.38%	3.45%	3.70%	4.32%	4.20%
Portfolio Turnover	27%	8%	2%	8%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

65	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Oregon Fund — Class A
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$8.990	$8.630	$8.760	$8.070	$9.570

Income (Loss) From Operations
Net investment income(1)	$0.310	$0.320	$0.331	$0.383	$0.380
Net realized and unrealized gain (loss)	(0.282)	0.357	(0.133)	0.684	(1.504)

Total income (loss) from operations	$0.028	$0.677	$0.198	$1.067	$(1.124)

Less Distributions
From net investment income	$(0.308)	$(0.317)	$(0.328)	$(0.377)	$(0.376)

Total distributions	$(0.308)	$(0.317)	$(0.328)	$(0.377)	$(0.376)

Net asset value — End of year	$8.710	$8.990	$8.630	$8.760	$8.070

Total Return(2)	0.38%	7.98%	2.28%	13.48%	(12.19)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$78,931	$89,845	$87,948	$91,306	$89,102
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%	0.70%	0.70%	0.73%	0.73%
Interest and fee expense(4)	0.08%	0.05%	0.04%	0.08%	0.08%
Total expenses(3)	0.78%	0.75%	0.74%	0.81%	0.81%
Net investment income	3.56%	3.63%	3.79%	4.54%	4.05%
Portfolio Turnover	7%	8%	4%	16%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

66	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Oregon Fund — Class B
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.830	$9.440	$9.580	$8.830	$10.460

Income (Loss) From Operations
Net investment income(1)	$0.267	$0.279	$0.291	$0.353	$0.338
Net realized and unrealized gain (loss)	(0.301)	0.386	(0.144)	0.741	(1.634)

Total income (loss) from operations	$(0.034)	$0.665	$0.147	$1.094	$(1.296)

Less Distributions
From net investment income	$(0.266)	$(0.275)	$(0.287)	$(0.344)	$(0.334)

Total distributions	$(0.266)	$(0.275)	$(0.287)	$(0.344)	$(0.334)

Net asset value — End of year	$9.530	$9.830	$9.440	$9.580	$8.830

Total Return(2)	(0.30)%	7.14%	1.54%	12.59%	(12.75)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$455	$985	$1,607	$2,445	$3,186
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.45%	1.46%	1.48%	1.48%
Interest and fee expense(4)	0.08%	0.05%	0.04%	0.08%	0.08%
Total expenses(3)	1.53%	1.50%	1.50%	1.56%	1.56%
Net investment income	2.81%	2.90%	3.04%	3.84%	3.29%
Portfolio Turnover	7%	8%	4%	16%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

67	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Oregon Fund — Class C
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.840	$9.450	$9.590	$8.840	$10.470

Income (Loss) From Operations
Net investment income(1)	$0.268	$0.278	$0.291	$0.354	$0.339
Net realized and unrealized gain (loss)	(0.302)	0.387	(0.143)	0.740	(1.634)

Total income (loss) from operations	$(0.034)	$0.665	$0.148	$1.094	$(1.295)

Less Distributions
From net investment income	$(0.266)	$(0.275)	$(0.288)	$(0.344)	$(0.335)

Total distributions	$(0.266)	$(0.275)	$(0.288)	$(0.344)	$(0.335)

Net asset value — End of year	$9.540	$9.840	$9.450	$9.590	$8.840

Total Return(2)	(0.30)%	7.13%	1.54%	12.58%	(12.74)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,342	$14,817	$13,815	$13,558	$17,275
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.45%	1.45%	1.48%	1.48%
Interest and fee expense(4)	0.08%	0.05%	0.04%	0.08%	0.08%
Total expenses(3)	1.53%	1.50%	1.49%	1.56%	1.56%
Net investment income	2.81%	2.88%	3.04%	3.84%	3.30%
Portfolio Turnover	7%	8%	4%	16%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

68	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Oregon Fund — Class I
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$8.980	$8.620	$8.750	$8.070	$9.560

Income (Loss) From Operations
Net investment income(1)	$0.326	$0.336	$0.347	$0.401	$0.397
Net realized and unrealized gain (loss)	(0.281)	0.358	(0.131)	0.673	(1.493)

Total income (loss) from operations	$0.045	$0.694	$0.216	$1.074	$(1.096)

Less Distributions
From net investment income	$(0.325)	$(0.334)	$(0.346)	$(0.394)	$(0.394)

Total distributions	$(0.325)	$(0.334)	$(0.346)	$(0.394)	$(0.394)

Net asset value — End of year	$8.700	$8.980	$8.620	$8.750	$8.070

Total Return(2)	0.58%	8.20%	2.48%	13.58%	(11.92)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$26,267	$16,426	$13,867	$9,114	$13,092
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.50%	0.50%	0.50%	0.53%	0.53%
Interest and fee expense(4)	0.08%	0.05%	0.04%	0.08%	0.08%
Total expenses(3)	0.58%	0.55%	0.54%	0.61%	0.61%
Net investment income	3.75%	3.81%	3.97%	4.76%	4.21%
Portfolio Turnover	7%	8%	4%	16%	40%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

69	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	South Carolina Fund — Class A
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.610	$9.190	$9.290	$8.500	$9.690

Income (Loss) From Operations
Net investment income(1)	$0.286	$0.319	$0.337	$0.382	$0.382
Net realized and unrealized gain (loss)	(0.282)	0.418	(0.103)	0.785	(1.193)

Total income (loss) from operations	$0.004	$0.737	$0.234	$1.167	$(0.811)

Less Distributions
From net investment income	$(0.284)	$(0.317)	$(0.334)	$(0.377)	$(0.379)

Total distributions	$(0.284)	$(0.317)	$(0.334)	$(0.377)	$(0.379)

Net asset value — End of year	$9.330	$9.610	$9.190	$9.290	$8.500

Total Return(2)	0.11%	8.14%	2.52%	13.96%	(8.73)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$67,869	$72,052	$72,162	$76,958	$76,573
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.69%	0.69%	0.70%	0.72%	0.72%
Interest and fee expense(4)	0.09%	0.04%	0.01%	0.06%	0.07%
Total expenses(3)	0.78%	0.73%	0.71%	0.78%	0.79%
Net investment income	3.08%	3.38%	3.61%	4.26%	3.98%
Portfolio Turnover	10%	6%	5%	10%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

70	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	South Carolina Fund — Class B
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.190	$9.750	$9.850	$9.020	$10.270

Income (Loss) From Operations
Net investment income(1)	$0.230	$0.267	$0.283	$0.340	$0.329
Net realized and unrealized gain (loss)	(0.302)	0.434	(0.103)	0.818	(1.253)

Total income (loss) from operations	$(0.072)	$0.701	$0.180	$1.158	$(0.924)

Less Distributions
From net investment income	$(0.228)	$(0.261)	$(0.280)	$(0.328)	$(0.326)

Total distributions	$(0.228)	$(0.261)	$(0.280)	$(0.328)	$(0.326)

Net asset value — End of year	$9.890	$10.190	$9.750	$9.850	$9.020

Total Return(2)	(0.67)%	7.27%	1.82%	13.02%	(9.30)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$315	$460	$937	$1,477	$2,797
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.44%	1.44%	1.46%	1.48%	1.47%
Interest and fee expense(4)	0.09%	0.04%	0.01%	0.06%	0.07%
Total expenses(3)	1.53%	1.48%	1.47%	1.54%	1.54%
Net investment income	2.34%	2.68%	2.86%	3.60%	3.23%
Portfolio Turnover	10%	6%	5%	10%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

71	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	South Carolina Fund — Class C
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$10.190	$9.750	$9.860	$9.020	$10.280

Income (Loss) From Operations
Net investment income(1)	$0.230	$0.262	$0.283	$0.333	$0.329
Net realized and unrealized gain (loss)	(0.292)	0.439	(0.113)	0.835	(1.263)

Total income (loss) from operations	$(0.062)	$0.701	$0.170	$1.168	$(0.934)

Less Distributions
From net investment income	$(0.228)	$(0.261)	$(0.280)	$(0.328)	$(0.326)

Total distributions	$(0.228)	$(0.261)	$(0.280)	$(0.328)	$(0.326)

Net asset value — End of year	$9.900	$10.190	$9.750	$9.860	$9.020

Total Return(2)	(0.57)%	7.27%	1.72%	13.13%	(9.39)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$28,743	$28,739	$25,178	$25,939	$25,971
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.44%	1.44%	1.45%	1.47%	1.47%
Interest and fee expense(4)	0.09%	0.04%	0.01%	0.06%	0.07%
Total expenses(3)	1.53%	1.48%	1.46%	1.53%	1.54%
Net investment income	2.33%	2.62%	2.86%	3.51%	3.23%
Portfolio Turnover	10%	6%	5%	10%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

72	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	South Carolina Fund — Class I
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.620	$9.200	$9.300	$8.510	$9.700

Income (Loss) From Operations
Net investment income(1)	$0.305	$0.332	$0.355	$0.402	$0.402
Net realized and unrealized gain (loss)	(0.282)	0.424	(0.102)	0.783	(1.193)

Total income (loss) from operations	$0.023	$0.756	$0.253	$1.185	$(0.791)

Less Distributions
From net investment income	$(0.303)	$(0.336)	$(0.353)	$(0.395)	$(0.399)

Total distributions	$(0.303)	$(0.336)	$(0.353)	$(0.395)	$(0.399)

Net asset value — End of year	$9.340	$9.620	$9.200	$9.300	$8.510

Total Return(2)	0.31%	8.35%	2.73%	14.17%	(8.53)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$35,161	$37,265	$18,690	$18,404	$22,726
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.49%	0.49%	0.50%	0.52%	0.52%
Interest and fee expense(4)	0.09%	0.04%	0.01%	0.06%	0.07%
Total expenses(3)	0.58%	0.53%	0.51%	0.58%	0.59%
Net investment income	3.28%	3.51%	3.81%	4.49%	4.19%
Portfolio Turnover	10%	6%	5%	10%	44%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

73	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Virginia Fund — Class A
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$8.240	$7.970	$8.140	$7.790	$8.460

Income (Loss) From Operations
Net investment income(1)	$0.279	$0.301	$0.313	$0.320	$0.334
Net realized and unrealized gain (loss)	(0.229)	0.268	(0.177)	0.350	(0.675)

Total income (loss) from operations	$0.050	$0.569	$0.136	$0.670	$(0.341)

Less Distributions
From net investment income	$(0.280)	$(0.299)	$(0.306)	$(0.320)	$(0.329)

Total distributions	$(0.280)	$(0.299)	$(0.306)	$(0.320)	$(0.329)

Net asset value — End of year	$8.010	$8.240	$7.970	$8.140	$7.790

Total Return(2)	0.66%	7.26%	1.68%	8.73%	(4.25)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$55,714	$59,460	$58,637	$64,124	$65,762
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%	0.71%	0.73%	0.72%	0.73%
Interest and fee expense(4)	0.06%	0.05%	0.03%	0.03%	0.04%
Total expenses(3)	0.76%	0.76%	0.76%	0.75%	0.77%
Net investment income	3.49%	3.71%	3.87%	3.98%	3.97%
Portfolio Turnover	7%	13%	6%	5%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

74	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Virginia Fund — Class B
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.120	$8.830	$9.010	$8.620	$9.360

Income (Loss) From Operations
Net investment income(1)	$0.243	$0.268	$0.280	$0.290	$0.300
Net realized and unrealized gain (loss)	(0.258)	0.286	(0.190)	0.388	(0.746)

Total income (loss) from operations	$(0.015)	$0.554	$0.090	$0.678	$(0.446)

Less Distributions
From net investment income	$(0.245)	$(0.264)	$(0.270)	$(0.288)	$(0.294)

Total distributions	$(0.245)	$(0.264)	$(0.270)	$(0.288)	$(0.294)

Net asset value — End of year	$8.860	$9.120	$8.830	$9.010	$8.620

Total Return(2)	(0.13)%	6.36%	1.01%	7.96%	(4.95)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$182	$349	$524	$1,093	$1,626
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.46%	1.48%	1.48%	1.48%
Interest and fee expense(4)	0.06%	0.05%	0.03%	0.03%	0.04%
Total expenses(3)	1.51%	1.51%	1.51%	1.51%	1.52%
Net investment income	2.74%	2.99%	3.13%	3.26%	3.22%
Portfolio Turnover	7%	13%	6%	5%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

75	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Virginia Fund — Class C
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$9.130	$8.830	$9.010	$8.620	$9.370

Income (Loss) From Operations
Net investment income(1)	$0.243	$0.267	$0.280	$0.288	$0.299
Net realized and unrealized gain (loss)	(0.259)	0.297	(0.189)	0.390	(0.755)

Total income (loss) from operations	$(0.016)	$0.564	$0.091	$0.678	$(0.456)

Less Distributions
From net investment income	$(0.244)	$(0.264)	$(0.271)	$(0.288)	$(0.294)

Total distributions	$(0.244)	$(0.264)	$(0.271)	$(0.288)	$(0.294)

Net asset value — End of year	$8.870	$9.130	$8.830	$9.010	$8.620

Total Return(2)	(0.13)%	6.47%	1.01%	7.96%	(5.05)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,220	$6,044	$6,424	$7,475	$8,059
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.45%	1.46%	1.48%	1.47%	1.48%
Interest and fee expense(4)	0.06%	0.05%	0.03%	0.03%	0.04%
Total expenses(3)	1.51%	1.51%	1.51%	1.50%	1.52%
Net investment income	2.75%	2.97%	3.12%	3.24%	3.21%
Portfolio Turnover	7%	13%	6%	5%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

76	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Financial Highlights — continued

	Virginia Fund — Class I
	Year Ended August 31,
	2017	2016	2015	2014	2013
Net asset value — Beginning of year	$8.260	$7.990	$8.160	$7.810	$8.480

Income (Loss) From Operations
Net investment income(1)	$0.296	$0.318	$0.330	$0.337	$0.351
Net realized and unrealized gain (loss)	(0.230)	0.268	(0.177)	0.350	(0.675)

Total income (loss) from operations	$0.066	$0.586	$0.153	$0.687	$(0.324)

Less Distributions
From net investment income	$(0.296)	$(0.316)	$(0.323)	$(0.337)	$(0.346)

Total distributions	$(0.296)	$(0.316)	$(0.323)	$(0.337)	$(0.346)

Net asset value — End of year	$8.030	$8.260	$7.990	$8.160	$7.810

Total Return(2)	0.87%	7.47%	1.89%	8.93%	(4.03)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$18,883	$15,928	$14,672	$14,640	$16,539
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.50%	0.51%	0.53%	0.52%	0.53%
Interest and fee expense(4)	0.06%	0.05%	0.03%	0.03%	0.04%
Total expenses(3)	0.56%	0.56%	0.56%	0.55%	0.57%
Net investment income	3.69%	3.90%	4.07%	4.18%	4.17%
Portfolio Turnover	7%	13%	6%	5%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

77	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of August 31, 2017, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

78

Eaton Vance

Municipal Income Funds

August 31, 2017

Notes to Financial Statements — continued

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at August 31, 2017. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At August 31, 2017, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Maryland Fund	Missouri Fund	North Carolina Fund

Floating Rate Notes Outstanding	$1,500,000	$850,000	$8,670,000
Interest Rate or Range of Interest Rates (%)	0.85	0.81	0.81 - 0.85
Collateral for Floating Rate Notes Outstanding	$2,067,820	$1,306,658	$12,058,512

	Oregon Fund	South Carolina Fund	Virginia Fund

Floating Rate Notes Outstanding	$6,555,000	$8,725,000	$3,330,000
Interest Rate or Range of Interest Rates (%)	0.82	0.89	0.82
Collateral for Floating Rate Notes Outstanding	$9,313,519	$12,391,447	$5,791,296

79

Eaton Vance

Municipal Income Funds

August 31, 2017

Notes to Financial Statements — continued

For the year ended August 31, 2017, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	Maryland Fund	Missouri Fund	North Carolina Fund

Average Floating Rate Notes Outstanding	$1,500,000	$850,000	$8,670,000
Average Interest Rate	1.41%	1.40%	1.41%

	Oregon Fund	South Carolina Fund	Virginia Fund

Average Floating Rate Notes Outstanding	$6,555,000	$8,725,000	$3,330,000
Average Interest Rate	1.37%	1.41%	1.37%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of August 31, 2017.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date was July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. All residual interest bonds held by the Funds during the year ended August 31, 2017 were Volcker Rule compliant. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of income.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions

80

Eaton Vance

Municipal Income Funds

August 31, 2017

Notes to Financial Statements — continued

of realized capital gains (reduced by available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2017 and August 31, 2016 was as follows:

	Year Ended August 31, 2017
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Distributions declared from:
Tax-exempt income	$2,239,240	$1,845,431	$2,403,464	$4,047,485
Ordinary income	$8,953	$19,362	$—	$—

	Year Ended August 31, 2017
	Oregon Fund	South Carolina Fund	Virginia Fund

Distributions declared from:
Tax-exempt income	$4,124,653	$3,902,379	$2,636,664
Ordinary income	$15,997	$—	$150,386

	Year Ended August 31, 2016
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Distributions declared from:
Tax-exempt income	$2,152,048	$1,998,512	$2,510,245	$3,981,971
Ordinary income	$—	$181,973	$—	$—

	Year Ended August 31, 2016
	Oregon Fund	South Carolina Fund	Virginia Fund

Distributions declared from:
Tax-exempt income	$4,183,658	$4,083,236	$2,892,106
Ordinary income	$—	$10,412	$34,490

During the year ended August 31, 2017, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for premium amortization and accretion of market discount.

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Change in:
Paid-in capital	$(980,989)	$(34,823)	$(2,259,438)	$—
Accumulated net realized loss	$982,589	$19,464	$2,285,286	$8,201
Accumulated undistributed (distributions in excess of) net investment income	$(1,600)	$15,359	$(25,848)	$(8,201)

81

Eaton Vance

Municipal Income Funds

August 31, 2017

Notes to Financial Statements — continued

	Oregon Fund	South Carolina Fund	Virginia Fund

Change in:
Paid-in capital	$(1,066,237)	$(3,019,420)	$(3,212,881)
Accumulated net realized loss	$1,080,519	$3,045,280	$3,091,674
Accumulated undistributed net investment income	$(14,282)	$(25,860)	$121,207

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of August 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Undistributed tax-exempt income	$13,476	$9,794	$108,445	$253,536
Capital loss carryforwards and deferred capital losses	$(9,248,142)	$(6,784,945)	$(6,321,325)	$(11,122,437)
Net unrealized appreciation	$4,924,307	$3,203,354	$5,157,322	$8,178,256
Other temporary differences	$(58,472)	$(35,923)	$(17,021)	$(62,728)

	Oregon Fund	South Carolina Fund	Virginia Fund

Undistributed tax-exempt income	$240,945	$179,167	$309,333
Capital loss carryforwards and deferred capital losses	$(22,039,054)	$(18,511,087)	$(17,264,425)
Net unrealized appreciation	$8,900,356	$8,527,344	$5,781,459
Other temporary differences	$(40,329)	$(65,746)	$(58,140)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures contracts, the timing of recognizing distributions to shareholders, premium amortization, accretion of market discount and residual interest bonds.

At August 31, 2017, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

August 31, 2018	$2,812,349	$2,032,881	$3,282,262	$3,573,563
August 31, 2019	3,087,553	1,823,894	1,434,581	1,655,671

Total capital loss carryforwards	$5,899,902	$3,856,775	$4,716,843	$5,229,234

Deferred capital losses:
Short-term	$1,935,231	$815,883	$1,245,523	$3,389,991
Long-term	$1,413,009	$2,112,287	$358,959	$2,503,212

82

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Municipal Income Funds

August 31, 2017

Notes to Financial Statements — continued

Expiration Date	Oregon Fund	South Carolina Fund	Virginia Fund

August 31, 2018	$9,061,392	$10,869,967	$464,954
August 31, 2019	809,441	527,346	10,782,176

Total capital loss carryforwards	$9,870,833	$11,397,313	$11,247,130

Deferred capital losses:
Short-term	$5,079,736	$6,546,494	$2,874,676
Long-term	$7,088,485	$567,280	$3,142,619

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at August 31, 2017, as determined on a federal income tax basis, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Aggregate cost	$72,284,384	$59,715,679	$57,542,050	$123,287,126
Gross unrealized appreciation	$5,255,389	$3,312,576	$5,375,064	$8,221,192
Gross unrealized depreciation	(331,082)	(109,222)	(217,742)	(42,936)

Net unrealized appreciation	$4,924,307	$3,203,354	$5,157,322	$8,178,256

	Oregon Fund	South Carolina Fund	Virginia Fund

Aggregate cost	$108,452,245	$120,402,872	$70,130,995
Gross unrealized appreciation	$9,315,960	$8,737,664	$6,665,845
Gross unrealized depreciation	(415,604)	(210,320)	(884,386)

Net unrealized appreciation	$8,900,356	$8,527,344	$5,781,459

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

83

Eaton Vance

Municipal Income Funds

August 31, 2017

Notes to Financial Statements — continued

For the year ended August 31, 2017, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investment Adviser Fee	$231,146	$183,949	$216,121	$457,759
Effective Annual Rate	0.30%	0.29%	0.31%	0.35%

	Oregon Fund	South Carolina Fund	Virginia Fund

Investment Adviser Fee	$421,132	$462,689	$255,723
Effective Annual Rate	0.36%	0.35%	0.32%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended August 31, 2017 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

EVM’s Sub-Transfer Agent Fees	$2,525	$3,826	$3,147	$4,787
EVD’s Class A Sales Charges	$5,012	$9,624	$10,131	$13,905

	Oregon Fund	South Carolina Fund	Virginia Fund

EVM’s Sub-Transfer Agent Fees	$4,300	$3,972	$5,286
EVD’s Class A Sales Charges	$20,256	$18,792	$8,410

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2017 for Class A shares amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A Distribution and Service Fees	$79,686	$79,994	$110,037	$153,832

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Notes to Financial Statements — continued

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A Distribution and Service Fees	$165,175	$135,544	$113,358

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended August 31, 2017, the Funds paid or accrued to EVD the following distribution fees:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class B Distribution Fees	$2,296	$2,166	$2,116	$2,288
Class C Distribution Fees	$53,160	$116,617	$70,128	$144,168

	Oregon Fund	South Carolina Fund	Virginia Fund

Class B Distribution Fees	$5,161	$2,887	$1,796
Class C Distribution Fees	$101,664	$213,460	$42,397

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2017 amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class B Service Fees	$612	$578	$564	$610
Class C Service Fees	$14,176	$31,098	$18,701	$38,445

	Oregon Fund	South Carolina Fund	Virginia Fund

Class B Service Fees	$1,376	$770	$479
Class C Service Fees	$27,110	$56,922	$11,306

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

85

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Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended August 31, 2017, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A	$—	$—	$—	$300
Class B	$—	$—	$—	$100
Class C	$1,000	$200	$200	$300

	Oregon Fund	South Carolina Fund	Virginia Fund

Class A	$—	$—	$—
Class B	$—	$100	$—
Class C	$300	$3,000	$100

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2017 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Purchases	$11,724,479	$14,871,738	$8,252,767	$38,910,656
Sales	$4,888,890	$13,852,695	$17,385,620	$37,847,805

	Oregon Fund	South Carolina Fund	Virginia Fund

Purchases	$9,284,063	$14,160,981	$5,720,610
Sales	$8,174,663	$14,077,830	$7,786,560

86

Eaton Vance

Municipal Income Funds

August 31, 2017

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Georgia Fund
	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	443,618	—	155,065	1,249,275
Issued to shareholders electing to receive payments of distributions in Fund shares	116,280	596	14,219	49,398
Redemptions	(683,022)	(5,129)	(94,354)	(708,464)
Exchange from Class B shares	8,495	—	—	—
Exchange to Class A shares	—	(7,948)	—	—

Net increase (decrease)	(114,629)	(12,481)	74,930	590,209

	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	320,530	—	225,590	906,722
Issued to shareholders electing to receive payments of distributions in Fund shares	120,707	988	13,348	26,873
Redemptions	(499,520)	(11,615)	(150,555)	(308,786)
Exchange from Class B shares	10,614	—	—	—
Exchange to Class A shares	—	(9,936)	—	—

Net increase (decrease)	(47,669)	(20,563)	88,383	624,809

Maryland Fund
	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	392,730	14	136,326	599,954
Issued to shareholders electing to receive payments of distributions in Fund shares	104,757	668	27,233	17,070
Redemptions	(712,592)	(17,500)	(256,346)	(340,132)
Exchange from Class B shares	6,164	—	—	—
Exchange to Class A shares	—	(5,653)	—	—

Net increase (decrease)	(208,941)	(22,471)	(92,787)	276,892

	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	261,717	59	310,336	255,209
Issued to shareholders electing to receive payments of distributions in Fund shares	122,816	1,547	29,848	8,098
Redemptions	(496,771)	(10,988)	(193,599)	(231,096)
Exchange from Class B shares	15,160	—	—	—
Exchange to Class A shares	—	(13,903)	—	—

Net increase (decrease)	(97,078)	(23,285)	146,585	32,211

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August 31, 2017

Notes to Financial Statements — continued

Missouri Fund
	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	515,212	17	144,697	475,877
Issued to shareholders electing to receive payments of distributions in Fund shares	189,067	677	20,961	18,563
Redemptions	(1,945,735)	(8,326)	(175,951)	(127,507)
Exchange from Class B shares	12,810	—	—	—
Exchange to Class A shares	—	(11,590)	—	—

Net increase (decrease)	(1,228,646)	(19,222)	(10,293)	366,933

	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	318,236	103	295,071	178,380
Issued to shareholders electing to receive payments of distributions in Fund shares	208,148	1,413	15,855	9,655
Redemptions	(881,460)	(8,332)	(51,207)	(18,668)
Exchange from Class B shares	40,029	—	—	—
Exchange to Class A shares	—	(36,224)	—	—

Net increase (decrease)	(315,047)	(43,040)	259,719	169,367

North Carolina Fund
	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	917,679	5	257,955	2,391,957
Issued to shareholders electing to receive payments of distributions in Fund shares	243,421	714	41,163	73,419
Redemptions	(1,790,308)	(4,251)	(479,773)	(1,729,303)
Exchange from Class B shares	6,062	—	—	—
Exchange to Class A shares	—	(5,634)	—	—

Net increase (decrease)	(623,146)	(9,166)	(180,655)	736,073

	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	910,925	2,171	531,464	1,815,348
Issued to shareholders electing to receive payments of distributions in Fund shares	258,873	1,096	39,134	49,377
Redemptions	(907,710)	(10,349)	(254,489)	(632,590)
Exchange from Class B shares	16,169	—	—	—
Exchange to Class A shares	—	(15,035)	—	—

Net increase (decrease)	278,257	(22,117)	316,109	1,232,135

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August 31, 2017

Notes to Financial Statements — continued

Oregon Fund
	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	764,706	2,721	99,835	1,981,814
Issued to shareholders electing to receive payments of distributions in Fund shares	317,281	1,960	36,667	60,941
Redemptions	(2,051,615)	(27,505)	(348,427)	(854,314)
Exchange from Class B shares	32,432	—	—	—
Exchange to Class A shares	—	(29,641)	—	—

Net increase (decrease)	(937,196)	(52,465)	(211,925)	1,188,441

	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	1,218,234	52	256,817	1,055,672
Issued to shareholders electing to receive payments of distributions in Fund shares	344,287	3,707	39,661	29,666
Redemptions	(1,778,611)	(50,468)	(252,242)	(863,565)
Exchange from Class B shares	25,472	—	—	—
Exchange to Class A shares	—	(23,291)	—	—

Net increase (decrease)	(190,618)	(70,000)	44,236	221,773

South Carolina Fund
	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	857,749	—	442,484	1,477,102
Issued to shareholders electing to receive payments of distributions in Fund shares	205,619	872	56,270	56,291
Redemptions	(1,302,014)	(1,843)	(414,606)	(1,643,576)
Exchange from Class B shares	13,071	—	—	—
Exchange to Class A shares	—	(12,325)	—	—

Net increase (decrease)	(225,575)	(13,296)	84,148	(110,183)

	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	842,613	1	473,220	2,422,150
Issued to shareholders electing to receive payments of distributions in Fund shares	229,096	2,002	60,567	36,917
Redemptions	(1,473,354)	(5,770)	(296,373)	(615,971)
Exchange from Class B shares	50,163	—	—	—
Exchange to Class A shares	—	(47,295)	—	—

Net increase (decrease)	(351,482)	(51,062)	237,414	1,843,096

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August 31, 2017

Notes to Financial Statements — continued

Virginia Fund
	Year Ended August 31, 2017
	Class A	Class B	Class C	Class I

Sales	438,902	—	181,305	927,113
Issued to shareholders electing to receive payments of distributions in Fund shares	204,388	704	14,063	36,243
Redemptions	(910,496)	(10,156)	(156,100)	(539,323)
Exchange from Class B shares	9,236	—	—	—
Exchange to Class A shares	—	(8,346)	—	—

Net increase (decrease)	(257,970)	(17,798)	39,268	424,033

	Year Ended August 31, 2016
	Class A	Class B	Class C	Class I

Sales	421,250	2,457	122,836	365,347
Issued to shareholders electing to receive payments of distributions in Fund shares	218,082	1,301	15,524	25,146
Redemptions	(799,064)	(6,162)	(203,699)	(298,152)
Exchange from Class B shares	20,746	—	—	—
Exchange to Class A shares	—	(18,734)	—	—

Net increase (decrease)	(138,986)	(21,138)	(65,339)	92,341

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Pursuant to an amendment dated August 16, 2017 to the line of credit agreement, the expiration date was extended to October 31, 2017. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At August 31, 2017, the Georgia Fund had a balance outstanding pursuant to this line of credit of $300,000, at an interest rate of 1.16%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at August 31, 2017. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at August 31, 2017. The Funds did not have any significant borrowings or allocated fees during the year ended August 31, 2017.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at August 31, 2017 is included in the Portfolios of Investments. At August 31, 2017, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

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August 31, 2017

Notes to Financial Statements — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at August 31, 2017 were as follows:

	Georgia Fund		Missouri Fund		Oregon Fund

Liability Derivative:
Futures Contracts	$(11,630	)(1)	$(14,222	)(1)	$(15,506	)(1)

Total	$(11,630)		$(14,222)		$(15,506)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin on open financial futures contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the year ended August 31, 2017 was as follows:

	Georgia Fund		Maryland Fund		Missouri Fund		Oregon Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$157,625	(1)	$297,448	(1)	$145,027	(1)	$209,957	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(20,812	)(2)	$(15,304	)(2)	$(27,356	)(2)	$(27,749	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (short) outstanding during the year ended August 31, 2017, which is indicative of the volume of this derivative type, was approximately as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	Oregon Fund

Average Notional Cost:
Futures Contracts — Short	$2,350,000	$3,618,000	$4,608,000	$3,133,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements — continued

At August 31, 2017, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$77,220,321	$—	$77,220,321

Total Investments	$—	$77,220,321	$—	$77,220,321

Liability Description

Futures Contracts	$(11,630)	$—	$—	$(11,630)

Total	$(11,630)	$—	$—	$(11,630)

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$64,419,033	$—	$64,419,033

Total Investments	$—	$64,419,033	$—	$64,419,033

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$63,563,594	$—	$63,563,594

Total Investments	$—	$63,563,594	$—	$63,563,594

Liability Description

Futures Contracts	$(14,222)	$—	$—	$(14,222)

Total	$(14,222)	$—	$—	$(14,222)

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$140,135,382	$—	$140,135,382

Total Investments	$—	$140,135,382	$—	$140,135,382

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$123,923,107	$—	$123,923,107

Total Investments	$—	$123,923,107	$—	$123,923,107

Liability Description

Futures Contracts	$(15,506)	$—	$—	$(15,506)

Total	$(15,506)	$—	$—	$(15,506)

92

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August 31, 2017

Notes to Financial Statements — continued

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$137,655,216	$—	$137,655,216

Total Investments	$—	$137,655,216	$—	$137,655,216

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$79,242,454	$—	$79,242,454

Total Investments	$—	$79,242,454	$—	$79,242,454

The Funds held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At August 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

93

Eaton Vance

Municipal Income Funds

August 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of August 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund as of August 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 19, 2017

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Eaton Vance

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Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2018 will show the tax status of all distributions paid to your account in calendar year 2017. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended August 31, 2017, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Georgia Municipal Income Fund	99.60%
Maryland Municipal Income Fund	98.96%
Missouri Municipal Income Fund	100.00%
North Carolina Municipal Income Fund	100.00%
Oregon Municipal Income Fund	99.61%
South Carolina Municipal Income Fund	100.00%
Virginia Municipal Income Fund	94.60%

95

Eaton Vance

Municipal Income Funds

August 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Georgia Municipal Income Fund

•	Eaton Vance Maryland Municipal Income Fund

•	Eaton Vance Missouri Municipal Income Fund

•	Eaton Vance North Carolina Municipal Income Fund

•	Eaton Vance Oregon Municipal Income Fund

•	Eaton Vance South Carolina Municipal Income Fund

•	Eaton Vance Virginia Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s

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municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. In considering Eaton Vance Maryland Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund, on the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of each such Fund was satisfactory. With respect to all other Funds, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

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The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

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Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

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Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

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Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

445    8.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a) –(d)

The following tables present the aggregate fees billed to each Fund for the Funds’ fiscal years ended August 31, 2016 and August 31, 2017 by D&T for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Georgia Municipal Income Fund

Fiscal Years Ended	8/31/16	8/31/17
Audit Fees	$31,910	$31,910
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,611	$10,770
All Other Fees(3)	$0	$0

Total	$42,521	$42,680

Eaton Vance Maryland Municipal Income Fund

Fiscal Years Ended	8/31/16	8/31/17
Audit Fees	$39,560	$38,960
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,507	$10,665
All Other Fees(3)	$0	$0

Total	$50,067	$49,625

Eaton Vance Missouri Municipal Income Fund

Fiscal Years Ended	8/31/16	8/31/17
Audit Fees	$34,460	$35,760
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,748	$9,894
All Other Fees(3)	$0	$0

Total	$44,208	$45,654

Eaton Vance North Carolina Municipal Income Fund

Fiscal Years Ended	8/31/16	8/31/17
Audit Fees	$38,690	$39,340
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,497	$10,654
All Other Fees(3)	$0	$0

Total	$49,187	$49,994

Eaton Vance Oregon Municipal Income Fund

Fiscal Years Ended	8/31/16	8/31/17
Audit Fees	$36,500	$36,500
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,904	$10,053
All Other Fees(3)	$0	$0

Total	$46,404	$46,553

Eaton Vance South Carolina Municipal Income Fund

Fiscal Years Ended	8/31/16	8/31/17
Audit Fees	$37,150	$36,550
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,497	$10,654
All Other Fees(3)	$0	$0

Total	$47,647	$47,204

Eaton Vance Virginia Municipal Income Fund

Fiscal Years Ended	8/31/16	8/31/17
Audit Fees	$34,890	$34,890
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,748	$9,894
All Other Fees(3)	$0	$0

Total	$44,638	$44,784

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/15	7/31/16	8/31/16	9/30/16	7/31/17	8/31/17
Audit Fees	$301,310	$245,710	$253,160	$298,020	$251,060	$253,910
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$64,903	$60,038	$71,512	$65,552	$60,918	$72,584
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$366,213	$305,748	$324,672	$363,572	$311,978	$326,494

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/15	7/31/16	8/31/16	9/30/16	7/31/17	8/31/17
Registrant(1)	$64,903	$60,038	$71,512	$65,552	$60,918	$72,584
Eaton Vance(2)	$46,000	$56,434	$56,434	$56,434	$148,018	$148,018

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017